The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (4.4%)
#	AT&T, Inc.	11,319,869	$263,186,955
# *	Charter Communications, Inc., Class A	319,135	46,268,192
	Comcast Corp., Class A	6,366,035	152,530,199
	Electronic Arts, Inc.	251,621	52,805,183
	Fox Corp. (FOX US), Class B	422,883	21,964,543
#	Fox Corp. (FOXA US), Class A	1,001,658	58,326,545
# *	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	39,281	3,527,827
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	239,187	23,471,420
	Meta Platforms, Inc., Class A	256,169	142,611,844
	News Corp. (NWS US), Class B	973	30,426
	News Corp. (NWSA US), Class A	377,984	10,417,239
#	Omnicom Group, Inc.	234,940	18,489,778
*	Take-Two Interactive Software, Inc.	1	243
#	T-Mobile U.S., Inc.	777,497	134,281,507
	Verizon Communications, Inc.	6,492,900	303,932,649
	Walt Disney Co.	881,699	84,810,627
*	Warner Bros Discovery, Inc.	1,889,415	49,691,614
TOTAL COMMUNICATION SERVICES			1,366,346,791
CONSUMER DISCRETIONARY — (7.5%)
*	Amazon.com, Inc.	4,422,175	1,200,974,286
*	Aptiv PLC	232,005	13,101,322
	Aramark	418,174	23,823,373
#	Autoliv, Inc.	113,074	13,927,325
	BorgWarner, Inc.	158,149	10,080,417
	Carnival Corp. Ltd.	3,530,913	98,194,691
#	Dick's Sporting Goods, Inc.	79,929	15,658,890
	DR Horton, Inc.	694,388	99,339,147
#	Ford Motor Co.	13,541,066	198,782,849
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Garmin Ltd.	339,343	$99,692,187
	General Motors Co.	3,735,849	331,967,542
	Gentex Corp.	245,667	5,738,781
#	Hyatt Hotels Corp., Class A	22,222	3,867,961
	Lennar Corp. (LEN US), Class A	300,353	24,734,070
#	Lennar Corp. (LENB US), Class B	15,338	1,237,777
*	Liberty Live Holdings, Inc., Class A	7	663
*	MGM Resorts International	333,859	14,880,096
#	NIKE, Inc., Class B	869,872	36,282,361
*	NVR, Inc.	3,360	20,654,088
#	Penske Automotive Group, Inc.	65,718	14,281,179
#	PulteGroup, Inc.	663,387	83,898,554
# *	Rivian Automotive, Inc., Class A	53,965	821,347
	Royal Caribbean Cruises Ltd.	38,935	12,393,011
	Somnigroup International, Inc.	33,971	2,219,325
*	Versigent PLC	116,721	4,826,413
TOTAL CONSUMER DISCRETIONARY			2,331,377,655
CONSUMER STAPLES — (4.0%)
#	Archer-Daniels-Midland Co.	799,300	63,360,511
#	Bunge Global SA	365,951	38,874,975
	Casey's General Stores, Inc.	32,557	28,357,147
	Church & Dwight Co., Inc.	388,177	38,355,769
#	Constellation Brands, Inc., Class A	126,215	16,436,980
	Dollar General Corp.	596,006	75,722,562
*	Dollar Tree, Inc.	327,592	41,672,978
#	General Mills, Inc.	529,785	18,939,814
	J.M. Smucker Co.	135,541	16,164,620
	Kenvue, Inc.	5,492,943	105,684,223
	Keurig Dr. Pepper, Inc.	1,271,124	39,557,379
#	Kraft Heinz Co.	1,138,366	29,426,761
	Kroger Co.	2,328,195	134,429,979
	Mondelez International, Inc., Class A	1,870,755	116,566,744
*	Performance Food Group Co.	56,257	6,435,238
	Procter & Gamble Co.	1,677,068	242,319,555
	Target Corp.	1,141,785	164,976,515

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Tyson Foods, Inc., Class A	340,757	$19,750,276
*	U.S. Foods Holding Corp.	469,538	47,230,828
TOTAL CONSUMER STAPLES			1,244,262,854
ENERGY — (13.0%)
	Baker Hughes Co.	3,631,375	219,661,874
	Cheniere Energy, Inc.	80,763	21,286,704
	Chevron Corp.	3,115,451	613,214,220
	ConocoPhillips	2,677,553	322,591,585
	Devon Energy Corp.	3,337,164	150,606,211
	Diamondback Energy, Inc.	576,571	117,015,085
	EOG Resources, Inc.	1,793,174	266,627,042
	EQT Corp.	1,073,791	57,222,322
	Expand Energy Corp.	225,288	21,183,831
	ExxonMobil Holdings Corp.	5,628,206	874,848,341
	Halliburton Co.	1,146,853	36,986,009
	Kinder Morgan, Inc.	5,924,552	190,652,083
	Marathon Petroleum Corp.	706,682	223,643,653
#	Occidental Petroleum Corp.	2,881,320	164,436,932
#	ONEOK, Inc.	1,430,780	129,929,132
	Ovintiv, Inc.	9,098	568,261
	Phillips 66	521,553	110,402,339
	SLB Ltd.	4,785,109	237,293,555
	TechnipFMC PLC	30,371	2,176,386
#	Valero Energy Corp.	417,746	130,712,723
	Williams Cos., Inc.	1,999,149	143,019,120
TOTAL ENERGY			4,034,077,408
FINANCIALS — (22.7%)
#	Aflac, Inc.	1,037,658	132,280,642
	Allstate Corp.	745,273	196,811,694
	Ally Financial, Inc.	158,292	6,858,792
	American International Group, Inc.	1,298,276	102,018,528
# *	Arch Capital Group Ltd.	808,566	81,285,140
	Bank of America Corp.	4,149,901	257,086,367
	Bank of New York Mellon Corp.	956,495	149,528,863
*	Berkshire Hathaway, Inc., Class B	1,096,079	560,688,252
	Blackrock, Inc.	43,496	47,427,603
# *	Block, Inc.	313,700	25,484,988
	BOK Financial Corp.	6,114	863,847
	Capital One Financial Corp.	628,863	131,438,656
	Charles Schwab Corp.	651,198	68,532,077
	Chubb Ltd.	439,315	154,058,984
	Cincinnati Financial Corp.	104,874	18,634,012
		Shares	Value†
FINANCIALS — (Continued)
	Citigroup, Inc.	1,064,045	$140,932,760
	Citizens Financial Group, Inc.	645,174	46,226,717
#	CME Group, Inc.	57,102	15,291,345
	Everest Group Ltd.	4,472	1,673,199
	Fidelity National Financial, Inc.	242,979	12,535,287
	Fidelity National Information Services, Inc.	1,079,358	48,322,858
	Fifth Third Bancorp	2,268,007	128,142,395
#	First Citizens BancShares, Inc., Class A	13,727	30,016,145
*	Fiserv, Inc..	622,552	33,580,455
	Franklin Resources, Inc.	8,604	291,331
	Global Payments, Inc.	224,644	18,888,067
	Goldman Sachs Group, Inc.	409,881	417,414,613
	Hartford Insurance Group, Inc.	975,111	138,378,002
	Huntington Bancshares, Inc.	3,956,669	67,421,640
	Intercontinental Exchange, Inc.	140,968	21,494,801
	Jefferies Financial Group, Inc.	40,953	2,236,034
	JPMorgan Chase & Co.	4,061,499	1,428,794,733
	KeyCorp	2,313,801	52,268,765
	Loews Corp.	239,787	27,817,690
	M&T Bank Corp.	336,823	82,956,137
*	Markel Group, Inc.	18,677	35,156,464
	MetLife, Inc.	1,810,663	174,059,034
	Morgan Stanley	1,352,277	284,546,126
	Nasdaq, Inc.	31,395	2,957,095
	Northern Trust Corp.	410,588	74,805,028
	Old Republic International Corp.	17,558	758,681
	PayPal Holdings, Inc.	2,728,997	156,125,918
	PNC Financial Services Group, Inc.	322,417	80,562,336
#	Principal Financial Group, Inc.	1,310,318	148,983,157
	Progressive Corp.	1,200	253,704
#	Prudential Financial, Inc.	785,103	95,845,374
#	Raymond James Financial, Inc.	479,715	84,420,246
	Regions Financial Corp.	1,056,483	32,698,149
	Reinsurance Group of America, Inc.	32,716	7,748,785
#	RenaissanceRe Holdings Ltd.	10,134	3,242,677

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
# *	SoFi Technologies, Inc.	46,134	$752,446
	State Street Corp.	691,046	127,263,031
	Synchrony Financial	1,259,325	95,444,242
#	T. Rowe Price Group, Inc.	291,092	32,529,531
	Travelers Cos., Inc.	777,451	291,046,556
#	Truist Financial Corp.	2,319,292	120,232,097
	U.S. Bancorp	2,720,680	171,430,047
	Unum Group	46,438	3,998,776
	W.R. Berkley Corp.	453,187	32,874,185
	Wells Fargo & Co.	3,973,516	343,510,458
	Willis Towers Watson PLC	73,137	24,568,181
TOTAL FINANCIALS			7,073,493,743
HEALTH CARE — (14.1%)
	Abbott Laboratories	1,759,206	185,948,074
	Agilent Technologies, Inc.	485,510	67,180,019
#	Becton Dickinson & Co.	283,857	47,012,396
*	Biogen, Inc.	142,489	28,918,143
*	Boston Scientific Corp.	848,003	39,627,180
	Bristol-Myers Squibb Co.	3,305,065	215,853,795
*	Centene Corp.	276,289	17,190,702
*	Charles River Laboratories International, Inc.	629	146,249
	Cigna Group	594,605	165,924,525
#	CVS Health Corp.	1,529,205	159,694,878
	Danaher Corp.	323,673	63,109,762
*	Edwards Lifesciences Corp.	954,526	82,156,053
	Elevance Health, Inc.	273,282	102,710,307
*	GE HealthCare Technologies, Inc.	1,343,791	91,404,664
*	Henry Schein, Inc.	90,638	7,772,209
	Humana, Inc.	212,864	77,452,695
*	Incyte Corp.	355,706	42,513,981
*	IQVIA Holdings, Inc.	318,175	74,777,489
	Johnson & Johnson	3,212,367	823,490,280
#	Labcorp Holdings, Inc.	450,068	139,161,026
	Medtronic PLC	1,864,117	159,176,951
	Merck & Co., Inc.	2,455,939	319,763,258
# *	Moderna, Inc.	33,544	1,838,882
*	Neurocrine Biosciences, Inc.	9,158	1,527,554
	Pfizer, Inc.	8,883,392	222,173,634
#	Quest Diagnostics, Inc.	590,698	137,638,541
#	Regeneron Pharmaceuticals, Inc.	123,175	93,936,950
#	ResMed, Inc.	163,062	34,402,821
#	Revvity, Inc.	50,487	5,680,797
		Shares	Value†
HEALTH CARE — (Continued)
*	Roivant Sciences Ltd.	16,055	$544,425
	STERIS PLC	211,461	48,297,692
	Stryker Corp.	192,746	62,777,372
# *	Tenet Healthcare Corp.	153,595	39,132,934
	Thermo Fisher Scientific, Inc.	405,779	233,038,880
*	United Therapeutics Corp.	64,965	33,633,030
	UnitedHealth Group, Inc.	936,518	388,093,059
	Universal Health Services, Inc., Class B	87,938	14,812,277
*	Vertex Pharmaceuticals, Inc.	159,634	76,161,381
	Viatris, Inc.	1,252,004	21,985,190
*	Waters Corp.	91,716	34,605,364
	West Pharmaceutical Services, Inc.	32,591	11,112,227
TOTAL HEALTH CARE			4,372,377,646
INDUSTRIALS — (14.1%)
	AMETEK, Inc.	543,298	131,320,560
*	Builders FirstSource, Inc.	127,971	8,502,393
	Carlisle Cos., Inc.	90	32,393
	Carrier Global Corp.	1,601,853	99,010,534
*	Copart, Inc.	1,258,806	36,656,431
	CSX Corp.	6,131,405	309,022,812
	Cummins, Inc.	276,603	175,421,623
	Deere & Co.	479,670	284,286,019
#	Delta Air Lines, Inc.	2,785,685	243,580,296
	Dover Corp.	317,641	64,995,701
	DuPont de Nemours, Inc.	168,076	23,026,412
	Emerson Electric Co.	1,210,948	181,424,229
	Equifax, Inc.	174,565	30,133,410
	FedEx Corp.	767,734	236,001,432
*	Fedex Freight Holding Co., Inc.	380,777	53,510,592
	Fortive Corp.	202,290	11,977,591
	General Dynamics Corp.	472,813	181,285,960
	Hubbell, Inc.	52,005	24,574,963
	IDEX Corp.	257	59,226
#	Ingersoll Rand, Inc.	488,176	40,704,115
	Jacobs Solutions, Inc.	116,529	15,723,258
	JB Hunt Transport Services, Inc.	42,384	11,517,852
	Johnson Controls International PLC	347,377	50,946,311
	L3Harris Technologies, Inc.	443,494	122,874,448
	Leidos Holdings, Inc.	444,939	51,434,948
*	MasTec, Inc.	26,730	7,032,663

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Nordson Corp.	23	$6,849
	Norfolk Southern Corp.	750,625	251,819,675
	Northrop Grumman Corp.	297,583	161,432,826
	nVent Electric PLC	52,230	8,034,541
	Old Dominion Freight Line, Inc.	45,746	9,704,556
	Oshkosh Corp.	2,394	340,930
	Otis Worldwide Corp.	231,037	16,623,112
#	Owens Corning	113,164	15,718,480
	PACCAR, Inc.	1,407,239	186,712,471
	Parker-Hannifin Corp.	23,666	23,110,559
#	Pentair PLC	542,545	35,504,145
# *	QXO, Inc.	25,154	334,548
	Regal Rexnord Corp.	1,060	217,544
	Republic Services, Inc.	390,273	82,171,980
	RTX Corp.	1,972,535	424,528,983
	Snap-on, Inc.	278,840	114,438,724
#	Southwest Airlines Co.	685,285	30,817,266
	SS&C Technologies Holdings, Inc.	407,766	31,418,370
	Stanley Black & Decker, Inc.	105,629	9,990,391
#	Textron, Inc.	184,795	15,755,622
#	TransUnion	64,758	5,091,274
*	Uber Technologies, Inc.	602,411	42,385,638
# *	U-Haul Holding Co. (UHAL US)	9,000	638,190
	U-Haul Holding Co. (UHAL/B US)	411,843	25,773,135
*	United Airlines Holdings, Inc.	1,181,989	143,410,725
	United Parcel Service, Inc., Class B	489,324	50,997,347
	United Rentals, Inc.	134,416	145,069,812
	Veralto Corp.	39,824	3,750,226
	Westinghouse Air Brake Technologies Corp.	399,799	116,285,537
#	Xylem, Inc.	245,121	28,671,803
TOTAL INDUSTRIALS			4,375,811,431
INFORMATION TECHNOLOGY — (12.2%)
	Accenture PLC, Class A	512,890	85,098,709
*	Advanced Micro Devices, Inc.	199,854	95,160,482
# *	Akamai Technologies, Inc.	180,200	20,755,436
	Analog Devices, Inc.	608,836	223,692,435
	Cisco Systems, Inc.	6,723,350	779,841,366
	Cognizant Technology Solutions Corp., Class A	1,466,457	81,168,395
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Coherent Corp.	26,197	$6,886,929
#	Entegris, Inc.	25,077	2,985,417
*	F5, Inc.	50,759	20,434,051
# *	First Solar, Inc.	260,373	54,946,514
*	Flex Ltd.	486,522	55,341,878
	GLOBALFOUNDRIES, Inc.	267,376	13,366,126
	Hewlett Packard Enterprise Co.	4,307,630	206,335,477
#	HP, Inc.	23,676	645,645
*	Intel Corp.	2,885,776	260,296,995
	International Business Machines Corp.	402,685	90,060,500
	Intuit, Inc.	29,998	9,481,468
*	Keysight Technologies, Inc.	213,311	68,063,274
	Marvell Technology, Inc.	456,515	85,623,953
	Micron Technology, Inc.	1,058,640	871,292,479
	NXP Semiconductors NV	663,362	152,016,036
*	Okta, Inc.	41,168	5,842,974
*	ON Semiconductor Corp.	474,739	38,743,450
	Qnity Electronics, Inc.	246,293	32,308,716
*	Qorvo, Inc.	56,258	5,095,287
	Ralliant Corp.	53,116	3,472,193
	Roper Technologies, Inc.	86,628	33,955,577
	Salesforce, Inc.	842,263	154,993,237
*	Synopsys, Inc.	15,178	5,900,599
	TD SYNNEX Corp.	56,412	14,424,548
	TE Connectivity PLC	1,042,770	214,487,361
*	Teledyne Technologies, Inc.	63,273	41,479,881
*	Trimble, Inc.	58,738	3,323,396
*	Twilio, Inc., Class A	132,676	26,183,609
*	Zoom Communications, Inc.	330,897	31,789,275
TOTAL INFORMATION TECHNOLOGY			3,795,493,668
MATERIALS — (5.9%)
	Air Products & Chemicals, Inc.	457,703	134,972,038
#	Albemarle Corp.	41,731	4,909,235
#	Amcor PLC	272,193	12,216,022
	CF Industries Holdings, Inc.	209,241	26,194,881
	Corteva, Inc.	811,684	63,887,647
	CRH PLC (CRHCF US)	1,830,955	173,959,034
	Crown Holdings, Inc.	16,342	1,925,905
	Dow, Inc.	68,116	2,063,234

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Freeport-McMoRan, Inc.	4,570,064	$286,223,108
	International Flavors & Fragrances, Inc.	3,699	293,035
#	International Paper Co.	236,935	9,674,056
#	Linde PLC	699,023	334,398,623
	LyondellBasell Industries NV, Class A	41,083	2,550,433
	Martin Marietta Materials, Inc.	140,198	73,623,578
	Newmont Corp.	1,913,125	179,278,944
	Nucor Corp.	537,369	138,259,670
	Packaging Corp. of America	287,417	70,658,595
	PPG Industries, Inc.	636,772	70,376,041
	Reliance, Inc.	45,838	18,614,812
	Smurfit Westrock PLC	777,749	35,753,121
	Steel Dynamics, Inc.	343,741	86,368,364
#	Vulcan Materials Co.	360,822	96,905,964
	Westlake Corp.	129,588	9,135,954
TOTAL MATERIALS			1,832,242,294
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	671,622	98,600,826
*	Jones Lang LaSalle, Inc.	36,824	13,073,625
TOTAL REAL ESTATE			111,674,451
TOTAL COMMON STOCKS Cost ($17,672,441,638)			30,537,157,941

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	25,594,896	$296,056,158
MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	265,453,836	265,453,836
TOTAL INVESTMENTS — (100.0%)
(Cost $18,233,906,370)^^			$31,098,667,935

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ɏ	Represents 7 Day subsidized yield as of 7/31/26
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2026, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	578	09/18/26	$218,212,021	$217,306,325	$(905,696)
Total Futures Contracts			$218,212,021	$217,306,325	$(905,696)

The U.S. Large Cap Value Series
CONTINUED
Summary of the Series' investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,366,346,791	—	—	$1,366,346,791
Consumer Discretionary	2,331,377,655	—	—	2,331,377,655
Consumer Staples	1,244,262,854	—	—	1,244,262,854
Energy	4,034,077,408	—	—	4,034,077,408
Financials	7,073,493,743	—	—	7,073,493,743
Health Care	4,372,377,646	—	—	4,372,377,646
Industrials	4,375,811,431	—	—	4,375,811,431
Information Technology	3,795,493,668	—	—	3,795,493,668
Materials	1,832,242,294	—	—	1,832,242,294
Real Estate	111,674,451	—	—	111,674,451
Securities Lending Collateral	—	$296,056,158	—	296,056,158
Money Market Funds	265,453,836	—	—	265,453,836
Total Investments in Securities	$30,802,611,777	$296,056,158	—	$31,098,667,935
Financial Instruments
Liabilities
Futures Contracts**	(905,696)	—	—	(905,696)
Total Financial Instruments	$(905,696)	—	—	$(905,696)
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.9%)
AUSTRALIA — (5.6%)
	Ampol Ltd.	12,146	$342,689
	Ansell Ltd.	19,794	454,584
	ANZ Group Holdings Ltd.	3,821,511	99,875,457
	Aurizon Holdings Ltd.	6,340,990	18,647,332
	Bendigo & Adelaide Bank Ltd.	701,615	5,640,544
	BlueScope Steel Ltd.	2,726,750	62,541,454
#	Challenger Ltd.	916,935	6,301,126
	Cleanaway Waste Management Ltd.	1,393,839	2,288,956
	Dyno Nobel Ltd.	4,482,410	11,864,560
#	Endeavour Group Ltd.	2,546,778	6,215,983
	Evolution Mining Ltd.	4,645,105	36,832,556
	Fortescue Ltd.	2,565,821	33,294,745
	Harvey Norman Holdings Ltd.	2,712,590	9,342,434
#	National Australia Bank Ltd.	4,443,234	128,658,109
# *	NEXTDC Ltd.	47,679	448,449
	Northern Star Resources Ltd.	1,984,250	27,499,325
	Orica Ltd.	1,865,299	30,470,820
	Origin Energy Ltd.	3,452,895	26,050,087
	Perseus Mining Ltd.	1,604,911	5,494,046
	QBE Insurance Group Ltd.	2,720,692	47,189,758
	Ramelius Resources Ltd.	442,323	951,274
#	Ramsay Health Care Ltd.	37,779	1,174,087
#	Reece Ltd.	2,791	31,337
	Rio Tinto Ltd.	764,484	91,112,485
*	Sandfire Resources Ltd.	298,378	3,949,741
	Santos Ltd.	12,242,177	67,989,974
	Sonic Healthcare Ltd.	1,296,111	19,836,326
	South32 Ltd. (S32 AU)	9,742,485	31,060,041
	Suncorp Group Ltd.	2,725,857	36,675,707
	TPG Telecom Ltd.	530,964	1,333,025
#	Westpac Banking Corp.	5,266,276	139,647,255
	Whitehaven Coal Ltd.	3,424,614	16,912,624
	Woodside Energy Group Ltd. (WDS AU)	3,620,499	84,737,511
	Worley Ltd.	1,015,261	7,535,704
#	Yancoal Australia Ltd.	1,557,065	6,135,320
TOTAL AUSTRALIA			1,068,535,425
AUSTRIA — (0.2%)
	Erste Group Bank AG	138,521	18,107,891
		Shares	Value»
AUSTRIA — (Continued)
	OMV AG	240,384	$17,578,116
#	Verbund AG	4,677	321,025
TOTAL AUSTRIA			36,007,032
BELGIUM — (0.9%)
	Ageas SA	487,329	40,329,931
	Anheuser-Busch InBev SA (ABI BB)	777,993	67,571,778
	CMB Tech NV	105,575	1,725,010
	KBC Group NV	432,489	62,217,310
	Syensqo SA	5,489	488,286
TOTAL BELGIUM			172,332,315
CANADA — (11.7%)
	Agnico Eagle Mines Ltd. (AEM US)	5	726
	AltaGas Ltd.	450,341	17,919,193
	ARC Resources Ltd.	695,586	16,637,300
	Bank of Montreal (BMO CN)	1,808	324,327
#	Bank of Montreal (BMO US)	1,259,989	226,105,026
	Bank of Nova Scotia (BNS CN)	503,391	44,157,357
	Bank of Nova Scotia (BNS US)	1,310,049	114,983,001
	Barrick Mining Corp. (B US)	6,170,428	226,639,820
	BCE, Inc. (BCE US)	155,222	3,365,213
	Brookfield Wealth Solutions Ltd.	5,631	243,203
*	CAE, Inc. (CAE US)	36,854	951,570
	Canadian Imperial Bank of Commerce (CM CN)	672,871	79,697,186
	Canadian Imperial Bank of Commerce (CM US)	411,220	48,750,131
	Canadian Pacific Kansas City Ltd. (CP CN)	41,072	3,648,240
	Canadian Pacific Kansas City Ltd. (CP US)	364,354	32,387,427
#	Canadian Tire Corp. Ltd., Class A	45,387	6,624,232
#	Cenovus Energy, Inc. (CVE CN)	201,738	6,083,008
	Cenovus Energy, Inc. (CVE US)	3,678,868	111,065,025
	Empire Co. Ltd., Class A	900	32,941

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Equinox Gold Corp. (EQX CN)	179,100	$1,604,662
#	Equinox Gold Corp. (EQX US)	513,246	4,593,552
	Fairfax Financial Holdings Ltd.	60,366	101,089,851
*	First Quantum Minerals Ltd.	1,335,542	37,021,903
	iA Financial Corp., Inc.	326,753	48,311,941
*	IAMGOLD Corp. (IAG US)	48,751	691,777
	IGM Financial, Inc.	94,256	5,860,365
	Imperial Oil Ltd. (IMO US)	509	65,951
# *	Ivanhoe Mines Ltd., Class A	54,557	391,903
	Kinross Gold Corp. (K CN)	14	323
	Kinross Gold Corp. (KGC US)	62	1,432
	Lundin Mining Corp.	1,494,240	36,997,589
	Magna International, Inc. (MGA US)	769,612	52,795,383
	Manulife Financial Corp. (MFC CN)	450,447	20,005,586
	Manulife Financial Corp. (MFC US)	2,517,875	111,894,365
	Nutrien Ltd. (NTR US)	1,766,865	122,037,352
	Pan American Silver Corp. (PAAS US)	385,484	16,618,215
	Pembina Pipeline Corp. (PBA US)	423,296	20,711,873
#	Pembina Pipeline Corp. (PPL CN)	68,815	3,364,540
	Rogers Communications, Inc. (RCI US), Class B	379,745	12,854,368
	Rogers Communications, Inc. (RCIB CN), Class B	71,166	2,409,344
	Saputo, Inc.	34	956
	Sun Life Financial, Inc. (SLF CN)	33,100	2,746,272
	Suncor Energy, Inc. (SU CN)	840,913	56,470,803
	Suncor Energy, Inc. (SU US)	2,343,254	157,654,129
	Teck Resources Ltd. (TECK US), Class B	1,715,498	103,341,600
	Teck Resources Ltd. (TECKB CN), Class B	83	4,995
	Toronto-Dominion Bank (TD CN)	196,240	23,523,323
		Shares	Value»
CANADA — (Continued)
	Toronto-Dominion Bank (TD US)	2,264,467	$271,554,883
#	Tourmaline Oil Corp.	1,579,482	69,754,775
	West Fraser Timber Co. Ltd. (WFG CN)	8,500	550,437
	Whitecap Resources, Inc. WCP CN	2,646,077	31,220,254
TOTAL CANADA			2,255,759,628
DENMARK — (1.8%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	6,529	17,049,265
#	AP Moller - Maersk AS (MAERSKB DC), Class B	9,401	25,316,068
#	Carlsberg AS, Class B	291,587	42,937,542
	Danske Bank AS	945,349	54,404,516
*	Demant AS	56,585	2,449,219
	DSV AS	390,713	84,441,240
*	Genmab AS (GMAB DC)	91,611	26,369,165
	H Lundbeck AS (HLUNB DC)	69,522	444,790
	Jyske Bank AS	3,144	499,032
	Novonesis Novozymes B, Class B	925,882	60,296,296
#	Rockwool AS ROCKB DC, Class B	31,878	1,018,535
	Tryg AS	599,696	14,271,322
	Vestas Wind Systems AS	403,888	10,871,638
TOTAL DENMARK			340,368,628
FINLAND — (0.8%)
	Fortum OYJ	7,651	173,936
	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	12,165,834
	Nokia OYJ (NOKIA FH)	10,634,499	98,293,936
	Nordea Bank Abp (NDA FH)	4,019	81,116
	Nordea Bank Abp (NDA SS)	1,462,117	29,531,400
	UPM-Kymmene OYJ	326,559	8,884,293
TOTAL FINLAND			149,130,515
FRANCE — (9.5%)
*	Alstom SA	96,084	1,780,045
Ω	Amundi SA	67,754	7,403,445
	BNP Paribas SA	1,245,833	158,306,253
#	Bollore SE	1,793,750	8,010,696
	Bouygues SA	917,705	51,694,093
	Capgemini SE	124,496	14,797,683
	Carrefour SA	357,606	6,562,777

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Cie de Saint-Gobain SA	1,628,883	$153,093,959
	Cie Generale des Etablissements Michelin SCA	2,685,418	108,545,816
	Credit Agricole SA	1,088,951	24,333,105
	Eiffage SA	284,086	40,377,016
	Engie SA	6,468,067	201,616,805
	Kering SA	11,625	3,837,102
	Orange SA (ORA FP)	7,133,543	136,262,607
	Pernod Ricard SA	218,143	17,000,602
	Publicis Groupe SA (PUB FP)	391,084	41,740,594
	Renault SA	350,430	11,065,268
	Rexel SA	489,711	20,320,897
	Sanofi SA (SAN FP)	1,116,059	96,105,685
	Societe Generale SA	2,007,247	188,674,480
	STMicroelectronics NV (STM FP)	34,165	1,825,040
	STMicroelectronics NV (STM US)	309,897	16,235,504
	TotalEnergies SE (TTE FP)	5,829,143	513,899,913
TOTAL FRANCE			1,823,489,385
GERMANY — (7.7%)
*	Aumovio SE	122,908	5,675,013
	BASF SE	3,233,718	187,728,970
	Bayer AG	2,786,522	154,640,072
	Bayerische Motoren Werke AG	855,480	58,637,541
#	Beiersdorf AG	40,039	3,719,265
	Commerzbank AG	2,497,524	108,927,023
	Continental AG	345,236	28,710,947
	Daimler Truck Holding AG	1,908,515	107,946,875
	Deutsche Bank AG (DB US)	1,042,151	38,246,942
	Deutsche Bank AG (DBK GR)	2,533,328	93,241,615
	Deutsche Lufthansa AG	524,114	5,499,544
	Deutsche Post AG	1,994,487	133,235,232
	Deutsche Telekom AG (DTE GR)	2,205,516	68,064,372
Ω	DWS Group GmbH & Co. KGaA	36,632	3,089,857
	E.ON SE	4,815,808	103,748,200
	Fresenius Medical Care AG (FME GR)	264,506	13,574,934
	Fresenius SE & Co. KGaA	565,563	29,068,365
# Ω	Hapag-Lloyd AG	7,714	1,132,017
	Heidelberg Materials AG	529,911	98,650,826
	Henkel AG & Co. KGaA	147,291	12,069,061
		Shares	Value»
GERMANY — (Continued)
	Mercedes-Benz Group AG	2,103,162	$113,716,184
	Merck KGaA	96,118	15,885,247
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,208	10,336,837
	RWE AG	1,028,070	67,629,473
Ω	Siemens Healthineers AG	52,141	2,220,403
*	Talanx AG	61,585	8,185,543
	Volkswagen AG	60,575	5,318,602
TOTAL GERMANY			1,478,898,960
HONG KONG — (1.2%)
	BOC Hong Kong Holdings Ltd.	7,678,000	51,059,175
# Ω	Budweiser Brewing Co. APAC Ltd.	2,246,100	1,881,584
	Cathay Pacific Airways Ltd.	7,227,999	13,446,725
	CK Asset Holdings Ltd.	1,324,303	8,066,352
	CK Hutchison Holdings Ltd.	3,694,984	34,619,322
	CK Infrastructure Holdings Ltd.	258,500	2,061,937
	Galaxy Entertainment Group Ltd.	3,198,000	13,946,455
	Hang Lung Properties Ltd.	52,000	48,326
#	Henderson Land Development Co. Ltd.	901,485	3,268,214
	HKT Trust & HKT Ltd.	471,000	797,330
	Hong Kong & China Gas Co. Ltd.	4,802,000	4,298,927
#	MTR Corp. Ltd.	709,433	2,993,217
	Sino Land Co. Ltd.	4,782,656	6,514,173
	Sun Hung Kai Properties Ltd.	1,853,420	29,089,151
	Swire Pacific Ltd. (19 HK), Class A	1,088,500	13,823,304
	Swire Pacific Ltd. (87 HK), Class B	2,692,500	5,134,049
Ω	WH Group Ltd.	34,638,196	37,269,584
	Xinyi Glass Holdings Ltd.	1,359,633	1,614,493
TOTAL HONG KONG			229,932,318
IRELAND — (0.2%)
	AIB Group PLC	1,075,655	12,793,430
	Bank of Ireland Group PLC	1,531,862	32,168,934
TOTAL IRELAND			44,962,364

The DFA International Value Series
CONTINUED
		Shares	Value»
ISRAEL — (1.0%)
#	Ashtrom Group Ltd.	6,797	$139,316
	Bank Hapoalim BM	1,744,949	42,363,794
	Bank Leumi Le-Israel BM	2,824,004	66,726,466
	Clal Insurance Enterprises Holdings Ltd.	232,209	17,573,020
	Delek Group Ltd.	402,650	10,630,083
*	Delek Yizum Nechasim Ltd.	40,265	888,557
#	Harel Insurance Investments & Financial Services Ltd.	345,286	19,794,410
	ICL Group Ltd.	236,736	1,209,736
	Israel Discount Bank Ltd., Class A	3,035,053	31,675,316
*	Migdal Insurance & Financial Holdings Ltd.	1,344,878	7,639,215
	Phoenix Financial Ltd.	45,853	2,570,953
TOTAL ISRAEL			201,210,866
ITALY — (2.0%)
	Banco BPM SpA	2,118,518	38,680,305
	BPER Banca SpA	33,502	544,381
	Eni SpA (ENI IM)	5,909,771	164,390,197
	Intesa Sanpaolo SpA	342,767	2,591,080
*	Stellantis NV (STLA US)	208,034	1,198,276
*	Stellantis NV (STLAM IM)	3,193,828	18,388,673
*	Telecom Italia SpA	363,370	3,085,685
#	Tenaris SA (TS US), ADR	322,197	18,471,554
	UniCredit SpA	1,404,356	132,447,367
TOTAL ITALY			379,797,518
JAPAN — (21.3%)
	77 Bank Ltd.	24,900	539,495
	ABC-Mart, Inc.	13,400	229,284
	Acom Co. Ltd.	377,600	1,124,129
	AGC, Inc.	723,500	27,285,350
	Air Water, Inc.	340,286	5,336,844
	Aisin Corp.	1,850,200	25,508,164
	Alfresa Holdings Corp.	75,999	1,102,366
	ALSOK Co. Ltd.	18,700	137,455
	Amada Co. Ltd.	1,035,600	17,766,911
	Asahi Group Holdings Ltd.	4,587,343	47,874,400
	Asahi Kasei Corp.	3,997,735	42,675,590
	Bridgestone Corp.	1,650,600	40,762,255
	Brother Industries Ltd.	705,500	17,569,201
	Canon Marketing Japan, Inc.	279,800	6,287,347
	Canon, Inc. (7751 JP)	58,800	1,636,704
	Chiba Bank Ltd.	1,064,000	17,295,378
		Shares	Value»
JAPAN — (Continued)
	Coca-Cola Bottlers Japan Holdings, Inc.	153,717	$3,693,962
	COMSYS Holdings Corp.	112,599	3,695,892
	Cosmo Energy Holdings Co. Ltd.	547,400	13,622,074
	Credit Saison Co. Ltd.	502,392	14,231,364
	Dai Nippon Printing Co. Ltd.	571,900	10,369,813
	Daiichi Life Group, Inc.	5,762,888	69,485,235
	Daiwa House Industry Co. Ltd.	1,315,200	38,622,871
	Daiwa Securities Group, Inc.	1,687,888	18,881,790
	Denso Corp.	2,565,100	31,496,617
*	Dentsu Group, Inc.	216,200	4,797,208
	Dowa Holdings Co. Ltd.	25,100	1,280,630
	Eisai Co. Ltd.	41,600	1,250,614
	ENEOS Holdings, Inc.	10,569,903	87,291,818
	Fuji Media Holdings, Inc.	108,300	2,707,407
	FUJIFILM Holdings Corp.	1,379,000	32,461,139
	Fukuoka Financial Group, Inc.	260,600	11,912,084
	Fuyo General Lease Co. Ltd.	16,900	479,772
	GS Yuasa Corp.	3,600	121,237
	Gunma Bank Ltd.	260,300	4,090,708
	Hachijuni Nagano Bank Ltd.	651,143	10,117,479
	Hakuhodo DY Holdings, Inc.	109,499	893,669
	Hankyu Hanshin Holdings, Inc.	606,000	17,930,269
	Haseko Corp.	697,972	12,144,505
	Hitachi Construction Machinery Co. Ltd.	338,399	11,278,933
	Hokuhoku Financial Group, Inc.	14,900	689,405
	Honda Motor Co. Ltd. (7267 JP)	8,999,800	90,714,584
	Hulic Co. Ltd.	178,900	1,966,960
	Idemitsu Kosan Co. Ltd.	3,113,310	25,487,205
	Iida Group Holdings Co. Ltd.	260,151	3,724,543
	INFRONEER Holdings, Inc.	75,300	1,218,247
	Inpex Corp.	3,458,483	79,713,423
	Isetan Mitsukoshi Holdings Ltd.	80,200	1,790,011
	Isuzu Motors Ltd.	1,884,400	28,114,380
	Iwatani Corp.	137,200	1,746,418
	Iyogin Holdings, Inc.	184,600	4,153,401

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	J Front Retailing Co. Ltd.	828,217	$15,411,248
	Japan Airlines Co. Ltd.	343,500	6,335,699
	Japan Post Bank Co. Ltd.	141,100	2,728,187
	Japan Post Holdings Co. Ltd.	647,710	9,582,455
	Japan Post Insurance Co. Ltd.	439,200	4,836,075
#	JFE Holdings, Inc.	1,169,460	13,268,835
	JGC Holdings Corp.	8,500	118,882
	JTEKT Corp.	287,510	3,936,931
	Kajima Corp.	263,600	8,807,988
	Kamigumi Co. Ltd.	315,700	10,252,138
	Kawasaki Kisen Kaisha Ltd.	618,400	11,019,169
	Kinden Corp.	141,700	6,235,990
	Kirin Holdings Co. Ltd.	190,900	3,531,602
	Kobe Steel Ltd.	891,477	11,538,664
	Koito Manufacturing Co. Ltd.	372,901	6,232,299
	Komatsu Ltd.	533,800	23,161,705
	Kubota Corp. (6326 JP)	2,183,220	37,039,383
	Kuraray Co. Ltd.	1,089,891	12,500,468
	Kyocera Corp.	1,065,612	24,303,185
	Kyoto Financial Group, Inc.	454,716	12,533,781
	Kyowa Kirin Co. Ltd.	51,200	821,889
	Kyushu Financial Group, Inc.	402,700	3,701,541
	Lixil Corp.	547,485	5,946,144
	LY Corp.	3,521,500	9,811,753
	Makita Corp. (6586 JP)	45,900	1,478,458
	Marubeni Corp.	598,300	19,337,454
	MatsukiyoCocokara & Co.	36,100	576,054
#	Mazda Motor Corp.	970,256	7,073,737
	Mebuki Financial Group, Inc.	1,565,010	14,501,364
	Medipal Holdings Corp.	285,450	5,139,954
	MEIJI Holdings Co. Ltd.	679,162	16,152,674
	Minebea Mitsumi, Inc.	442,000	10,066,162
	Mitsubishi Chemical Group Corp.	3,645,659	26,827,858
	Mitsubishi Corp.	996,400	29,785,154
	Mitsubishi Electric Corp.	168,200	6,059,083
	Mitsubishi Estate Co. Ltd.	1,171,441	28,439,272
	Mitsubishi Gas Chemical Co., Inc.	554,400	14,320,316
	Mitsubishi HC Capital, Inc.	3,189,000	29,361,765
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logistics Corp.	530,500	$5,319,077
	Mitsubishi Materials Corp.	6,700	173,895
	Mitsubishi Motors Corp.	165,938	379,918
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	7,372,450	164,674,713
	Mitsui & Co. Ltd. (8031 JP)	790,964	24,270,157
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	11,178,464
	Mitsui Chemicals, Inc.	1,572,320	20,672,510
	Mitsui Fudosan Co. Ltd.	2,791,500	27,193,142
#	Mitsui OSK Lines Ltd.	793,900	29,328,190
	Mizuho Financial Group, Inc. (8411 JP)	2,442,180	126,612,846
	MS&AD Insurance Group Holdings, Inc.	1,064,859	32,780,156
#	Nexon Co. Ltd.	4,300	67,392
	NGK Corp.	700,300	23,960,326
	NH Foods Ltd.	302,867	11,894,509
	NHK Spring Co. Ltd.	386,800	8,575,185
	Nikon Corp.	235,700	2,800,668
	Nippon Electric Glass Co. Ltd.	44,195	1,455,902
	Nippon Express Holdings, Inc.	925,869	30,556,593
	Nippon Paint Holdings Co. Ltd.	158,900	1,199,049
#	Nippon Steel Corp.	4,829,265	19,673,553
	Nippon Television Holdings, Inc.	56,400	1,029,885
#	Nippon Yusen KK	1,068,700	41,035,381
# *	Nissan Motor Co. Ltd.	1,902,479	4,016,658
	Nisshin Seifun Group, Inc.	427,656	5,413,773
	Nissin Foods Holdings Co. Ltd.	39,200	708,665
	Niterra Co. Ltd.	373,000	21,782,686
	Nitori Holdings Co. Ltd.	153,600	2,478,028
	NOK Corp.	164,265	3,104,174
	Nomura Holdings, Inc. (8604 JP)	5,129,102	49,621,452
	Nomura Real Estate Holdings, Inc.	2,836,500	16,299,866
	NSK Ltd.	126,300	899,628
	Obayashi Corp.	464,282	9,125,131
	Oji Holdings Corp.	3,428,000	18,849,862
	Omron Corp.	147,252	4,924,022

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ono Pharmaceutical Co. Ltd.	802,495	$11,993,282
	Open House Group Co. Ltd.	129,500	6,881,319
	ORIX Corp. (8591 JP)	2,008,800	81,073,824
	Panasonic Holdings Corp.	4,415,799	116,764,597
	Resona Holdings, Inc.	4,095,139	55,533,357
	Resonac Holdings Corp.	742,924	61,884,881
	Ricoh Co. Ltd.	1,771,300	17,381,737
	Rinnai Corp.	81,100	1,813,583
	Rohm Co. Ltd.	311,765	8,266,928
	SBI Holdings, Inc.	1,237,898	23,369,380
#	Seibu Holdings, Inc.	19,200	429,982
	Seiko Epson Corp.	770,200	14,107,793
	Seino Holdings Co. Ltd.	411,100	6,788,102
	Sekisui Chemical Co. Ltd.	638,600	10,628,496
#	Sekisui House Ltd.	1,749,000	38,289,575
	Seven & i Holdings Co. Ltd.	2,441,200	32,370,596
	SG Holdings Co. Ltd.	27,000	268,630
	Shimamura Co. Ltd.	177,200	3,729,816
	Shimano, Inc.	5,800	732,135
	Shimizu Corp.	2,126	31,318
	Shionogi & Co. Ltd.	82,300	1,488,090
	Shizuoka Financial Group, Inc.	745,600	14,706,970
	SoftBank Group Corp.	3,328,500	103,674,381
	Sojitz Corp.	655,840	21,911,939
	Sompo Holdings, Inc.	521,700	23,161,707
	Sony Financial Group, Inc. 8729 JP	505,100	489,688
	Stanley Electric Co. Ltd.	442,700	9,646,744
	Subaru Corp.	2,044,184	34,797,002
	SUMCO Corp.	921,910	18,742,445
	Sumitomo Bakelite Co. Ltd.	21,500	860,897
	Sumitomo Chemical Co. Ltd.	1,234,388	3,994,243
	Sumitomo Corp.	6,000,800	62,288,047
	Sumitomo Electric Industries Ltd.	11,982,800	158,593,446
#	Sumitomo Forestry Co. Ltd.	1,868,600	15,760,549
	Sumitomo Heavy Industries Ltd.	313,723	10,141,700
	Sumitomo Metal Mining Co. Ltd.	204,664	10,287,525
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	5,498,799	236,277,384
	Sumitomo Mitsui Trust Group, Inc.	4,366,346	44,897,740
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Realty & Development Co. Ltd.	1,901,400	$42,618,600
	Sumitomo Rubber Industries Ltd.	572,655	8,102,338
	Suntory Beverage & Food Ltd.	193,500	5,609,960
	Suzuken Co. Ltd.	64,000	2,041,791
	Suzuki Motor Corp.	2,603,656	33,986,939
	Sysmex Corp.	12,000	121,170
	T&D Holdings, Inc.	203,600	6,416,623
	Taiheiyo Cement Corp.	330,146	8,360,189
	Takashimaya Co. Ltd.	780,824	11,162,547
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,635,271	90,483,675
	TBS Holdings, Inc.	65,400	2,461,528
	Tokyo Century Corp.	487,500	7,966,289
#	Tokyo Metro Co. Ltd.	79,700	730,669
	Tokyo Tatemono Co. Ltd.	870,300	18,364,429
	Tokyu Fudosan Holdings Corp.	2,665,000	22,149,947
	TOPPAN Holdings, Inc.	587,100	16,462,785
	Toray Industries, Inc.	2,560,900	18,395,594
	Tosoh Corp.	958,800	16,125,552
	TOTO Ltd.	145,800	6,327,599
	Toyo Seikan Group Holdings Ltd.	385,349	9,791,320
	Toyo Tire Corp.	409,266	10,855,538
	Toyoda Gosei Co. Ltd.	173,000	5,972,557
	Toyota Boshoku Corp.	70,400	982,338
	Toyota Motor Corp. (7203 JP)	12,743,738	241,170,974
#	Toyota Motor Corp. (TM US), Sponsored ADR	115,317	21,793,760
	Toyota Tsusho Corp.	1,509,900	62,668,905
	Yakult Honsha Co. Ltd.	75,500	1,336,172
	Yamada Holdings Co. Ltd.	219,228	979,220
	Yamaguchi Financial Group, Inc.	157,706	2,916,178
	Yamaha Corp.	54,300	420,913
	Yamaha Motor Co. Ltd.	3,081,200	25,773,868
	Yamato Holdings Co. Ltd.	347,300	4,506,969
	Yamato Kogyo Co. Ltd.	72,400	6,094,933
	Yamazaki Baking Co. Ltd.	18,000	380,390
	Yokohama Financial Group, Inc.	1,803,900	20,533,429

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yokohama Rubber Co. Ltd.	565,900	$26,880,732
TOTAL JAPAN			4,095,143,560
NETHERLANDS — (4.1%)
	ABN AMRO Bank NV	682,217	30,861,797
#	Aegon Ltd. (AGN NA)	2,863,375	27,211,800
#	Akzo Nobel NV	310,484	21,747,054
	ArcelorMittal SA (MT NA)	317,689	22,440,679
#	ArcelorMittal SA (MT US)	640,003	44,889,818
#	ASR Nederland NV	633,059	51,756,902
	Coca-Cola Europacific Partners PLC	104,774	11,604,822
#	DSM-Firmenich AG	174,413	18,803,075
	HAL Trust	8,385	1,597,154
	Heineken NV	510,379	46,209,873
	ING Groep NV (INGA NA)	4,971,616	174,710,271
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	158,365,013
	Koninklijke KPN NV	7,638,793	36,069,155
#	Koninklijke Philips NV (PHG US)	630,121	16,572,182
	Koninklijke Philips NV (PHIA NA)	980,773	25,841,250
	NN Group NV	1,010,877	95,286,409
#	Prosus NV (PRX NA)	214,008	9,945,550
	Universal Music Group NV	47,738	787,656
TOTAL NETHERLANDS			794,700,460
NEW ZEALAND — (0.1%)
	Auckland International Airport Ltd.	2,944,778	15,098,490
# *	Fletcher Building Ltd. (FBU NZ)	1,274,736	2,733,447
	Fonterra Co-Operative Group Ltd.	293,628	1,193,459
	Infratil Ltd.	504,489	4,379,353
	Mercury NZ Ltd.	579,436	2,286,532
	Meridian Energy Ltd.	300,697	1,008,322
	Summerset Group Holdings Ltd.	149,779	734,522
TOTAL NEW ZEALAND			27,434,125
NORWAY — (0.9%)
	Aker BP ASA	622,602	22,198,501
	Aker Solutions ASA	12,492	55,612
	Austevoll Seafood ASA	100,409	901,795
Ω	Bw Lpg Ltd. BWLP US	12,554	283,218
		Shares	Value»
NORWAY — (Continued)
Ω	BW LPG Ltd. BWLPG NO	280,178	$6,422,840
	DNB Bank ASA	1,058,098	34,069,278
	DOF Group ASA	19,185	251,551
	Equinor ASA	1,025,603	42,101,934
	Hafnia Ltd.	413,241	3,170,077
	Leroy Seafood Group ASA	24,093	105,741
	Norsk Hydro ASA	2,197,036	20,265,516
	Odfjell Drilling Ltd.	11,323	109,061
	Sparebank 1 Oestlandet	1,244	25,567
	SpareBank 1 Sor-Norge ASA	354,504	7,941,570
	Stolt-Nielsen Ltd.	34,091	1,144,681
	Subsea 7 SA	573,605	19,381,424
	TGS ASA	30,513	413,500
	Wallenius Wilhelmsen ASA	540,692	8,439,297
	Wilh Wilhelmsen Holding ASA, Class A	10,636	864,616
	Yara International ASA	151,606	7,151,528
TOTAL NORWAY			175,297,307
PORTUGAL — (0.0%)
	EDP Renewables SA	367,308	5,699,495
SINGAPORE — (1.0%)
	CapitaLand Investment Ltd.	2,777,800	5,756,562
	City Developments Ltd.	12,600	77,061
	Genting Singapore Ltd.	5,312,600	2,629,473
	Hongkong Land Holdings Ltd.	1,460,900	11,846,054
	Jardine Cycle & Carriage Ltd.	223,700	5,126,504
#	Keppel Ltd.	4,110,800	36,713,379
	Oversea-Chinese Banking Corp. Ltd.	1,793,200	40,729,350
	Seatrium Ltd.	1,638,714	2,745,325
	Singapore Airlines Ltd.	2,606,300	15,634,674
	United Overseas Bank Ltd.	1,606,700	54,337,103
	UOL Group Ltd.	974,274	7,517,816
	Wilmar International Ltd.	3,312,600	10,130,261
TOTAL SINGAPORE			193,243,562
SPAIN — (4.0%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	3,170,125	88,864,585

The DFA International Value Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	221	$6,177
	Banco de Sabadell SA	862,269	3,310,442
	Banco Santander SA (SAN SM)	32,206,047	458,043,045
	CaixaBank SA	6,214,356	90,271,807
Ω	Cellnex Telecom SA	108,082	3,357,465
	Mapfre SA	453,330	2,318,062
	Repsol SA (REP SM)	4,193,907	128,002,339
TOTAL SPAIN			774,173,922
SWEDEN — (2.2%)
#	AAK AB	9,991	215,588
*	Asmodee Group AB, Class B	15,312	238,955
	Beijer Ref AB, Class B	930	13,124
	Boliden AB	1,013,858	51,014,868
	Elekta AB, Class B	4,468	22,731
	Essity AB (ESSITYB SS), Class B	952,467	27,669,823
* Ω	Evolution AB	15,909	1,214,195
	Getinge AB, Class B	227,238	5,663,988
	Hexagon AB, Class B	1,376,483	13,586,668
	Hexpol AB	212,737	1,980,149
	Holmen AB (HOLMA SS), Class A	5,562	186,773
#	Holmen AB (HOLMB SS), Class B	176,174	5,974,601
	Husqvarna AB (HUSQB SS), Class B	203,840	833,256
*	International Petroleum Corp. (IPCO SS)	109,891	2,508,843
	Loomis AB	351,788	19,413,241
*	Octave Intelligence PLC, SDR	137,648	2,467,551
	Pandox AB	118,934	2,211,654
	Peab AB, Class B	88,532	876,950
	Securitas AB, Class B	1,182,770	19,000,440
* Ω	Sinch AB	313,128	1,324,299
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	68,802,999
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	344,582
	Skanska AB, Class B	735,929	20,650,348
	SKF AB (SKFB SS), Class B	1,223,067	33,105,048
	SSAB AB (SSABA SS), Class A	564,486	5,942,827
	SSAB AB (SSABB SS), Class B	1,830,262	19,277,859
		Shares	Value»
SWEDEN — (Continued)
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	$391,421
	Svenska Cellulosa AB SCA (SCAB SS), Class B	626,961	7,128,013
	Svenska Handelsbanken AB (SHBA SS), Class A	1,347,720	20,607,391
#	Svenska Handelsbanken AB (SHBB SS), Class B	40,612	991,541
	Swedbank AB, Class A	1,001,439	40,057,518
*	Swedish Orphan Biovitrum AB	20,004	991,323
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	53,095	522,279
#	Telia Co. AB	4,570,592	21,181,058
	Trelleborg AB, Class B	537,345	23,887,155
# *	Volvo Car AB, Class B	692,860	1,469,463
TOTAL SWEDEN			421,768,522
SWITZERLAND — (8.2%)
	Alcon AG ALC SW	498,597	34,243,278
#	Alcon AG ALC US	70,663	4,871,535
	Amrize Ltd.	1,295,000	63,477,185
	Chocoladefabriken Lindt & Spruengli AG LISN SW	9	1,059,756
	Chocoladefabriken Lindt & Spruengli AG LISP SW	151	1,742,852
	Cie Financiere Richemont SA, Class A	697,933	164,950,694
	Helvetia Baloise Holding AG	118,885	31,881,314
	Holcim AG (HOLN SW)	1,395,003	126,699,922
	Julius Baer Group Ltd.	495,321	43,548,905
	Lonza Group AG	100,497	70,044,177
	Novartis AG (NOVN SW)	1,005,063	157,183,565
	Novartis AG (NVS US), Sponsored ADR	205,429	32,077,738
	Sandoz Group AG (SDZ SW)	355,479	28,977,894
	Sandoz Group AG (SDZNY US), ADR	275,714	22,465,177
	Swiss Life Holding AG	87,340	103,061,019
	Swiss Prime Site AG	93,913	15,317,217
	Swiss Re AG	761,097	126,657,975
	Swisscom AG	94,854	72,890,142

The DFA International Value Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	UBS Group AG (UBS US)	102,122	$5,385,883
	UBS Group AG (UBSG SW)	4,202,565	222,137,631
	Zurich Insurance Group AG	320,141	243,860,398
TOTAL SWITZERLAND			1,572,534,257
UNITED KINGDOM — (13.4%)
	3i Group PLC	431,742	16,621,114
	Anglo American PLC	493,255	24,969,309
#	Associated British Foods PLC	276,344	7,763,748
	Barclays PLC (BARC LN)	7,305,202	50,212,582
	Barclays PLC (BCS US), Sponsored ADR	1,376,289	37,847,947
	BP PLC (BP LN)	7,962,719	59,825,236
	BP PLC (BP US), Sponsored ADR	3,782,975	171,066,129
	British American Tobacco PLC (BATS LN)	2,418,176	146,688,809
	British American Tobacco PLC (BTI US), Sponsored ADR	133,418	8,091,802
	BT Group PLC	30,893,447	83,648,308
*	Canal & SA	498,963	1,768,616
	Centrica PLC	2,587,352	5,399,277
	Glencore PLC	13,313,624	98,059,500
	Haleon PLC (HLN LN)	920,784	4,507,753
	HSBC Holdings PLC (HSBA LN)	10,281,407	218,945,732
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,129,759	226,648,952
	Informa PLC	70,667	846,564
	Investec PLC	287,556	2,516,743
	J Sainsbury PLC	5,757,083	27,762,430
	Kingfisher PLC	6,401,753	26,707,725
	Lloyds Banking Group PLC (LLOY LN)	141,879,076	219,290,470
	Lloyds Banking Group PLC (LYG US), ADR	1,844,768	11,382,219
	NatWest Group PLC (NWG LN)	16,850,471	158,944,315
	NatWest Group PLC (NWG US), Sponsored ADR	430,402	8,151,814
#	Pearson PLC (PSO US), Sponsored ADR	139,690	2,366,349
	Shell PLC (SHEL LN)	307,658	14,082,027
	Shares	Value»
UNITED KINGDOM — (Continued)
# Shell PLC (SHEL US), ADR	8,462,215	$778,354,459
Standard Chartered PLC	3,879,521	114,708,156
Vodafone Group PLC (VOD LN)	31,281,786	49,643,878
TOTAL UNITED KINGDOM		2,576,821,963
UNITED STATES — (0.1%)
International Paper Co.	471,882	19,483,413
TOTAL COMMON STOCKS		18,836,725,540
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
# Dr. Ing hc F Porsche AG, 2.369%	7,689	376,426
Henkel AG & Co. KGaA, 2.737%	368,277	32,105,907
# Volkswagen AG, 7.076%	383,757	33,165,052
TOTAL GERMANY		65,647,385
TOTAL INVESTMENT SECURITIES (Cost $9,800,939,945)		18,902,372,925

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	28,771,625	332,801,384
TOTAL INVESTMENTS — (100.0%)
(Cost $10,133,700,193)^^			$19,235,174,309

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has
been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The DFA International Value Series
CONTINUED
As of July 31, 2026, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	411	09/18/26	$154,195,193	$154,520,588	$325,395
Total Futures Contracts			$154,195,193	$154,520,588	$325,395
As of July 31, 2026, the value of Rule 144A securities amounted to $65,598,907 or 0.3% of net assets.
Summary of the Series' investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$1,068,535,425	—	$1,068,535,425
Austria	—	36,007,032	—	36,007,032
Belgium	—	172,332,315	—	172,332,315
Canada	$2,255,759,628	—	—	2,255,759,628
Denmark	—	340,368,628	—	340,368,628
Finland	12,165,834	136,964,681	—	149,130,515
France	16,235,504	1,807,253,881	—	1,823,489,385
Germany	38,246,942	1,440,652,018	—	1,478,898,960
Hong Kong	—	229,932,318	—	229,932,318
Ireland	—	44,962,364	—	44,962,364
Israel	888,557	200,322,309	—	201,210,866
Italy	19,669,830	360,127,688	—	379,797,518
Japan	32,972,224	4,062,171,336	—	4,095,143,560
Netherlands	61,462,000	733,238,460	—	794,700,460
New Zealand	—	27,434,125	—	27,434,125
Norway	283,218	175,014,089	—	175,297,307
Portugal	—	5,699,495	—	5,699,495
Singapore	—	193,243,562	—	193,243,562
Spain	6,177	774,167,745	—	774,173,922
Sweden	2,467,551	419,300,971	—	421,768,522
Switzerland	64,800,333	1,507,733,924	—	1,572,534,257
United Kingdom	1,243,909,671	1,332,912,292	—	2,576,821,963
United States	—	19,483,413	—	19,483,413
Preferred Stocks
Germany	—	65,647,385	—	65,647,385
Securities Lending Collateral	—	332,801,384	—	332,801,384
Total Investments in Securities	$3,748,867,469	$15,486,306,840	—	$19,235,174,309
Financial Instruments
Assets
Futures Contracts**	325,395	—	—	325,395
Total Financial Instruments	$325,395	—	—	$325,395
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.3%)
BRAZIL — (2.9%)
#	Ambev SA (ABEV US), ADR	1,844,881	$5,737,580
	Ambev SA (ABEV3 BZ)	162,900	513,848
	Axia Energia SA	1,067,270	11,120,839
	B3 SA - Brasil Bolsa Balcao	2,376,694	7,375,082
	Banco Bradesco SA (BBDC3 BZ)	522,659	1,648,662
	Banco BTG Pactual SA	495,906	5,556,644
	Banco do Brasil SA	1,124,309	4,735,310
	Banco Santander Brasil SA	1,662,875	9,388,454
	BB Seguridade Participacoes SA	529,126	4,306,785
	Bradsaude SA	548,892	1,723,832
	Caixa Seguridade Participacoes SA	199,495	796,933
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	678,500	3,697,824
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	1,151,966	6,294,837
	Cia de Saneamento de Minas Gerais Copasa MG	54,700	692,443
	Cia Energetica de Minas Gerais (CMIG3 BZ)	325,604	1,049,558
	Cia Paranaense de Energia - Copel CPLE3 BZ	1,637,163	4,789,585
#	Cia Paranaense de Energia - Copel ELPC US, ADR	21,749	255,116
	CPFL Energia SA	173,333	1,577,697
	Embraer SA	148,600	2,547,144
	Embraer SA (ERJ US), Sponsored ADR	78,414	5,358,029
	Energisa SA	311,333	3,059,191
*	Eneva SA	810,711	4,207,768
	Engie Brasil Energia SA	326,830	1,921,335
	Equatorial SA	934,386	7,126,118
		Shares	Value»
BRAZIL — (Continued)
	Gerdau SA, Sponsored ADR	485,967	$2,410,396
	JBS NV, BDR	166,269	2,318,972
	Klabin SA	282,979	1,018,784
	Localiza Rent a Car SA	711,402	5,278,169
	MBRF Global Foods Co. SA	125,448	434,068
	Motiva Infraestrutura de Mobilidade SA	794,987	2,314,788
*	NU Holdings Ltd., Class A	842,871	12,078,341
	Petroleo Brasileiro SA - Petrobras	2,899,815	28,053,407
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	142,561	2,765,683
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	152,899	2,622,218
	Porto Seguro SA	177,474	1,915,080
*	PRIO SA	713,534	8,565,251
	Raia Drogasil SA	802,762	2,926,534
Ω	Rede D'Or Sao Luiz SA	406,218	2,775,888
	Rumo SA	391,990	1,116,624
	Suzano SA (SUZB3 BZ)	535,043	4,572,377
	Telefonica Brasil SA (VIVT3 BZ)	545,310	3,510,148
	TIM SA	815,240	3,124,807
	TOTVS SA	127,532	781,422
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	36,606	237,939
	Ultrapar Participacoes SA (UGPA3 BZ)	688,793	4,490,814
	Vale SA (VALE US), Sponsored ADR	406,911	6,128,087
	Vale SA (VALE3 BZ)	2,062,628	31,038,188
	Vibra Energia SA	931,523	6,624,662
	WEG SA	736,416	6,856,936
TOTAL BRAZIL			239,440,197
CHILE — (0.5%)
#	Banco de Chile (BCH US), ADR	127,244	5,261,551

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Banco de Credito e Inversiones SA	56,731	$4,082,069
	Banco Itau Chile SA	23,034	520,262
	Banco Santander Chile (BSAC US), ADR	110,498	3,824,336
	Banco Santander Chile (BSAN CI)	5,495,021	478,668
	BICECORP SA	31,561	13,612
	Cencosud SA	779,028	1,637,991
	Cencosud Shopping SA	425,447	1,068,479
	Colbun SA	130,981	19,581
	Embotelladora Andina SA, ADR, Class B	11,401	342,600
	Empresas CMPC SA	647,275	734,472
	Empresas Copec SA	212,936	1,454,309
	Enel Americas SA (ENELAM CI)	3,016,325	285,460
	Enel Chile SA (ENELCHIL CI)	25,211,588	2,223,284
	Falabella SA	414,790	2,773,148
	Latam Airlines Group SA LTM CI	72,621,167	1,932,399
#	Latam Airlines Group SA LTM US, ADR	46,277	2,441,575
	Parque Arauco SA	262,809	1,114,553
	Plaza SA	590,223	2,393,204
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	69,308	4,647,795
TOTAL CHILE			37,249,348
CHINA — (20.0%)
	360 Security Technology, Inc., Class A	74,300	102,857
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	146,963	432,312
*	Accelink Technologies Co. Ltd., Class A	25,400	607,353
	ACM Research Shanghai, Inc., Class A	6,881	276,234
*	Addsino Co. Ltd., Class A	64,300	134,802
	Advanced Fiber Resources Zhuhai Ltd., Class A	6,000	181,114
		Shares	Value»
CHINA — (Continued)
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	6,949	$353,562
	Advanced Technology & Materials Co. Ltd., Class A	41,500	97,047
	AECC Aero-Engine Control Co. Ltd., Class A	34,157	91,548
	AECC Aviation Power Co. Ltd., Class A	79,700	409,175
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	54,800	110,306
	Agricultural Bank of China Ltd., Class H	14,493,000	11,652,073
	Aier Eye Hospital Group Co. Ltd., Class A	354,381	476,691
*	Air China Ltd., Class H	1,822,000	987,853
*	Aisino Corp., Class A	25,600	26,531
# * Ω	Akeso, Inc.	253,000	3,031,368
	Alibaba Group Holding Ltd. (9988 HK)	4,044,300	61,608,411
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	447,543	54,712,132
*	Alibaba Health Information Technology Ltd.	650,000	298,429
	All Winner Technology Co. Ltd., Class A	24,120	119,509
	Aluminum Corp. of China Ltd., Class H	4,888,000	5,322,497
	Amlogic Shanghai Co. Ltd., Class A	18,181	262,282
	An Hui Wenergy Co. Ltd., Class A	151,618	179,245
	Andon Health Co. Ltd., Class A	11,700	118,546
	Angel Yeast Co. Ltd., Class A	60,200	374,103
	Anhui Anke Biotechnology Group Co. Ltd., Class A	101,100	123,659

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Conch Cement Co. Ltd., Class H	706,000	$1,663,417
	Anhui Gujing Distillery Co. Ltd., Class A	26,300	369,531
	Anhui Heli Co. Ltd., Class A	73,800	199,530
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	47,100	142,422
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	80,400	312,898
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	135,275
	Anhui Jinhe Industrial Co. Ltd., Class A	20,900	65,117
	Anhui XDLK Microsystem Corp. Ltd., Class A	12,851	71,592
	Anhui Yingjiagongjiu Co. Ltd., Class A	46,300	266,586
	Anhui Yingliu Electromechanical Co. Ltd., Class A	26,500	168,067
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	110,800	283,108
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	10,832	380,132
	Anjoy Foods Group Co. Ltd., Class A	14,200	188,934
	Anker Innovations Technology Co. Ltd., Class A	38,680	699,504
	ANTA Sports Products Ltd.	1,166,400	11,739,132
	Aoshikang Technology Co. Ltd., Class A	5,100	29,781
	Apeloa Pharmaceutical Co. Ltd., Class A	85,000	254,742
*	ApicHope Pharmaceutical Group Co. Ltd.	16,800	87,824
	APT Medical, Inc., Class A	8,802	296,526
	Arcsoft Corp. Ltd., Class A	19,716	97,572
		Shares	Value»
CHINA — (Continued)
	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	74,874	$574,767
	Asymchem Laboratories Tianjin Co. Ltd., Class A	11,970	270,560
	Autel Intelligent Technology Corp. Ltd., Class A	35,417	153,758
	Autobio Diagnostics Co. Ltd., Class A	34,000	166,754
	Avary Holding Shenzhen Co. Ltd., Class A	116,976	1,412,069
	Avicopter PLC, Class A	57,300	228,186
*	BAIC BluePark New Energy Technology Co. Ltd., Class A	131,100	117,012
*	BAIC Foton Motor Co. Ltd., Class A	708,000	330,352
*	Baidu, Inc. (9888 HK), Class A	1,542,500	21,367,633
# *	Baidu, Inc. (BIDU US), Sponsored ADR	2,069	229,887
	Baimtec Material Co. Ltd., Class A	20,562	157,034
*	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	253,497
	Bank of Beijing Co. Ltd., Class A	846,008	654,486
	Bank of Changsha Co. Ltd., Class A	328,284	463,781
	Bank of Chengdu Co. Ltd., Class A	338,750	928,932
	Bank of China Ltd., Class H	39,951,181	28,025,944
#	Bank of Communications Co. Ltd., Class H	6,160,515	5,935,501
	Bank of Guiyang Co. Ltd., Class A	331,123	283,577
	Bank of Hangzhou Co. Ltd., Class A	356,304	868,946
	Bank of Jiangsu Co. Ltd., Class A	1,142,270	2,001,980
	Bank of Nanjing Co. Ltd., Class A	515,580	888,395
	Bank of Ningbo Co. Ltd., Class A	283,242	1,338,171

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Shanghai Co. Ltd., Class A	597,183	$836,220
	Bank of Suzhou Co. Ltd., Class A	341,360	429,809
	Bank of Xi'an Co. Ltd., Class A	377,800	205,517
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	122,200	215,203
	Baoji Titanium Industry Co. Ltd., Class A	29,300	122,624
	Baoshan Iron & Steel Co. Ltd., Class A	843,900	766,512
	Befar Group Co. Ltd., Class A	128,300	119,292
	Beibuwan Port Co. Ltd., Class A	161,100	296,305
*	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	24,900	65,591
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	15,500	29,951
*	Beijing BDStar Navigation Co. Ltd., Class A	26,700	112,403
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	630,560	275,651
	Beijing Compass Technology Development Co. Ltd., Class A	20,045	244,834
	Beijing Dabeinong Technology Group Co. Ltd., Class A	247,300	111,763
	Beijing Dahao Technology Corp. Ltd., Class A	35,400	70,842
	Beijing Easpring Material Technology Co. Ltd., Class A	35,400	218,244
	Beijing Enlight Media Co. Ltd., Class A	107,306	189,333
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	16,700	31,097
		Shares	Value»
CHINA — (Continued)
	Beijing Haohua Energy Resource Co. Ltd., Class A	112,100	$196,011
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	8,501	448,820
	Beijing Jetsen Technology Co. Ltd., Class A	195,700	147,838
	Beijing Jingyi Automation Equipment Co. Ltd., Class A	4,319	81,798
	Beijing Kingsoft Office Software, Inc., Class A	7,538	302,100
	Beijing New Building Materials PLC, Class A	44,203	126,337
	Beijing Originwater Technology Co. Ltd., Class A	216,500	114,182
*	Beijing Relpow Technology Co. Ltd., Class A	25,100	88,719
	Beijing Roborock Technology Co. Ltd., Class A	18,634	307,589
	Beijing Shiji Information Technology Co. Ltd., Class A	83,528	105,478
	Beijing Shougang Co. Ltd., Class A	373,100	214,942
	Beijing Sifang Automation Co. Ltd., Class A	46,600	261,288
	Beijing Sinnet Technology Co. Ltd., Class A	111,088	222,041
	Beijing Tiantan Biological Products Corp. Ltd., Class A	148,100	281,671
	Beijing Tong Ren Tang Co. Ltd., Class A	73,700	287,602
	Beijing Ultrapower Software Co. Ltd., Class A	119,500	151,508
*	Beijing United Information Technology Co. Ltd., Class A	63,086	180,395

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	33,000	$149,806
	Beijing Yanjing Brewery Co. Ltd., Class A	201,800	386,448
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	10,700	78,168
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	64,400	115,114
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,506,000	1,144,822
*	BeOne Medicines Ltd., Class H	206,000	5,092,317
*	BeOne Medicines Ltd. (BGNE US), ADR	3,540	1,118,675
	Bethel Automotive Safety Systems Co. Ltd., Class A	97,115	375,739
	Betta Pharmaceuticals Co. Ltd., Class A	25,306	215,429
*	BGI Genomics Co. Ltd., Class A	37,500	211,956
	Biem.L.Fdlkk Garment Co. Ltd., Class A	62,200	239,619
	Biwin Storage Technology Co. Ltd., Class A	15,425	514,239
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	11,600	68,794
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	38,898
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	72,580	154,288
	Bluestar Adisseo Co., Class A	80,301	100,240
		Shares	Value»
CHINA — (Continued)
	BOC International China Co. Ltd., Class A	126,000	$220,796
*	BOE HC SemiTek Corp., Class A	15,800	24,225
	BOE Technology Group Co. Ltd., Class A	2,169,852	1,766,493
*	Bohai Leasing Co. Ltd., Class A	526,300	354,712
	BOTH Engineering Technology Co. Ltd., Class A	16,700	59,029
	BrightGene Bio-Medical Technology Co. Ltd., Class A	12,217	59,661
	BYD Co. Ltd., Class H	1,925,157	23,014,927
	By-health Co. Ltd., Class A	100,000	154,760
	Caitong Securities Co. Ltd., Class A	177,690	220,496
	Cambricon Technologies Corp. Ltd., Class A	12,331	2,017,266
*	Canmax Technologies Co. Ltd., Class A	31,170	250,040
	Castech, Inc., Class A	21,000	152,333
	Cathay Biotech, Inc., Class A	28,785	193,970
	CECEP Wind-Power Corp., Class A	536,160	280,756
	Central China Land Media Co. Ltd., Class A	65,400	123,868
*	CETC Chips Technology, Inc., Class A	48,600	87,267
	CETC Cyberspace Security Technology Co. Ltd., Class A	16,700	36,025
	CETC Digital Technology Co. Ltd., Class A	33,360	77,664
	CETC Potevio Science&Technology Co. Ltd., Class A	19,000	44,213
Ω	CGN Power Co. Ltd., Class H	8,475,000	3,125,111

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changchun High-Tech Industry Group Co. Ltd., Class A	17,000	$204,120
	Changjiang Securities Co. Ltd., Class A	310,070	395,123
	Changzheng Engineering Technology Co. Ltd., Class A	23,000	73,459
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,200	46,990
	Chaozhou Three-Circle Group Co. Ltd., Class A	60,905	997,748
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	69,000	220,292
	Chengdu Xingrong Environment Co. Ltd., Class A	207,200	225,924
	Chengtun Mining Group Co. Ltd., Class A	108,600	170,916
*	Chengxin Lithium Group Co. Ltd., Class A	43,900	183,174
	Chifeng Jilong Gold Mining Group Ltd., Class A	116,900	688,500
	China Automotive Engineering Research Institute Co. Ltd., Class A	34,900	75,912
	China CITIC Bank Corp. Ltd., Class H	6,753,928	6,659,565
	China Coal Energy Co. Ltd., Class H	3,112,777	4,266,443
	China Coal Xinji Energy Co. Ltd., Class A	213,680	309,887
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
	China Construction Bank Corp., Class H	52,297,590	61,367,345
	China CSSC Holdings Ltd., Class A	158,717	827,362
		Shares	Value»
CHINA — (Continued)
*	China Eastern Airlines Corp. Ltd., Class H	1,602,000	$667,115
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	3,810,000	534,843
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	964,310
*	China Enterprise Co. Ltd., Class A	67,200	22,508
	China Everbright Bank Co. Ltd., Class H	2,626,000	1,068,056
	China Film Group Co. Ltd., Class A	125,500	232,026
*	China First Heavy Industries Co. Ltd., Class A	406,400	185,948
	China Galaxy Securities Co. Ltd., Class H	4,184,500	4,063,977
	China Great Wall Securities Co. Ltd., Class A	25,400	31,278
*	China Greatwall Technology Group Co. Ltd., Class A	75,700	153,955
*	China Hainan Rubber Industry Group Co. Ltd., Class A	231,200	169,919
	China Hongqiao Group Ltd.	3,607,000	11,350,006
Ω	China International Capital Corp. Ltd., Class H	1,660,400	4,579,300
	China Jushi Co. Ltd., Class A	299,398	1,673,572
	China Kings Resources Group Co. Ltd., Class A	57,520	136,531
	China Leadshine Technology Co. Ltd., Class A	14,000	118,852
	China Life Insurance Co. Ltd., Class H	3,404,000	12,672,889
#	China Longyuan Power Group Corp. Ltd., Class H	2,225,000	1,637,062
	China Meheco Group Co. Ltd., Class A	134,771	190,916
	China Mengniu Dairy Co. Ltd.	2,417,000	5,831,804

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Merchants Bank Co. Ltd., Class H	3,045,554	$19,759,784
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	1,505,562
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	138,600	207,646
Ω	China Merchants Securities Co. Ltd., Class H	533,060	991,747
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	125,200	129,013
	China Minsheng Banking Corp. Ltd., Class H	2,181,600	1,009,429
	China National Chemical Engineering Co. Ltd., Class A	321,900	373,765
	China National Gold Group Gold Jewellery Co. Ltd., Class A	106,887	121,661
	China National Medicines Corp. Ltd., Class A	66,900	280,559
	China National Nuclear Power Co. Ltd., Class A	1,316,390	1,766,630
*	China National Software & Service Co. Ltd., Class A	14,500	70,784
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	94,500	83,726
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	106,300	626,081
	China Overseas Land & Investment Ltd.	3,341,000	5,746,449
	China Pacific Insurance Group Co. Ltd., Class H	2,835,400	11,066,768
		Shares	Value»
CHINA — (Continued)
	China Petroleum & Chemical Corp., Class H	24,026,800	$13,578,184
	China Petroleum Engineering Corp., Class A	305,400	154,536
#	China Railway Group Ltd., Class H	3,601,000	1,657,876
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	179,965
	China Railway Materials Co. Ltd., Class A	385,100	143,656
	China Rare Earth Nonferrous Metals Co. Ltd., Class A	20,500	219,339
*	China Rare Earth Resources & Technology Co. Ltd., Class A	15,891	112,684
	China Resources Beer Holdings Co. Ltd.	1,561,111	4,710,154
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	105,800	255,106
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	56,700	221,516
	China Resources Land Ltd.	3,260,666	13,794,627
	China Resources Microelectronics Ltd., Class A	34,190	274,556
Ω	China Resources Mixc Lifestyle Services Ltd.	661,800	3,365,943
#	China Resources Power Holdings Co. Ltd.	1,996,517	4,918,784
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	85,564	327,508
	China Science Publishing & Media Ltd., Class A	8,500	24,907
#	China Shenhua Energy Co. Ltd., Class H	2,558,000	14,171,001

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China South Publishing & Media Group Co. Ltd., Class A	70,190	$114,313
*	China Southern Airlines Co. Ltd., Class H	1,838,000	820,979
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	57,200	46,894
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	47,877
	China Southern Power Grid Technology Co. Ltd., Class A	18,775	116,660
	China State Construction Engineering Corp. Ltd., Class A	1,567,800	1,092,277
	China Taiping Insurance Holdings Co. Ltd.	1,250,200	3,507,657
Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	73,600	504,838
Ω	China Tower Corp. Ltd., Class H	5,290,500	6,762,944
	China TransInfo Technology Co. Ltd., Class A	83,000	97,651
	China Tungsten & Hightech Materials Co. Ltd., Class A	75,700	554,968
	China Wafer Level CSP Co. Ltd., Class A	31,400	134,907
	China World Trade Center Co. Ltd., Class A	41,700	118,666
	China XD Electric Co. Ltd., Class A	228,700	452,131
	China Yangtze Power Co. Ltd., Class A	968,647	4,175,771
		Shares	Value»
CHINA — (Continued)
	China Zhenhua Group Science & Technology Co. Ltd., Class A	21,800	$132,219
#	China Zheshang Bank Co. Ltd., Class H	3,123,499	952,274
*	Chongqing Afari Technology Co. Ltd., Class A	120,100	148,182
	Chongqing Brewery Co. Ltd., Class A	32,900	226,742
	Chongqing Changan Automobile Co. Ltd., Class A	230,730	269,146
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	117,300	170,681
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	64,400	116,336
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,289,000	1,915,953
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	77,600	96,907
*	Chongqing Zhifei Biological Products Co. Ltd., Class A	35,509	68,569
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	107,206	225,005
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	60,500	199,135
#	Chow Tai Fook Jewellery Group Ltd.	1,954,600	3,078,417
	Chow Tai Seng Jewellery Co. Ltd., Class A	118,300	226,345
	CIG Shanghai Co. Ltd., Class A	9,500	183,196
	CITIC Heavy Industries Co. Ltd., Class A	226,600	157,031
	CITIC Ltd.	3,520,000	5,540,574
	CITIC Securities Co. Ltd., Class H	1,211,800	4,230,253
	CMOC Group Ltd., Class H	3,870,966	8,342,806

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CNGR Advanced Material Co. Ltd., Class A	54,600	$329,101
	CNOOC Energy Technology & Services Ltd., Class A	655,100	379,000
	COFCO Capital Holdings Co. Ltd., Class A	214,000	293,719
	COFCO Sugar Holding Co. Ltd., Class A	173,300	322,197
	Cofoe Medical Technology Co. Ltd., Class A	9,200	72,918
*	COL Global Co. Ltd., Class A	21,100	77,640
	Contemporary Amperex Technology Co. Ltd., Class A	264,416	15,501,311
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,242,000	2,196,327
	COSCO SHIPPING Holdings Co. Ltd., Class H	2,828,799	5,690,748
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	221,300	370,575
	CRRC Corp. Ltd., Class H	4,170,000	2,798,305
	Crystal Clear Electronic Material Co. Ltd., Class A	45,045	78,440
# Ω	CSC Financial Co. Ltd., Class H	651,500	980,096
*	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	196,154
	CSPC Pharmaceutical Group Ltd.	7,271,200	7,954,074
	Dajin Heavy Industry Co. Ltd., Class A	43,900	256,580
	Daqin Railway Co. Ltd., Class A	325,200	239,515
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	132,100	369,061
		Shares	Value»
CHINA — (Continued)
	Datang International Power Generation Co. Ltd., Class H	2,138,000	$687,900
	DBG Technology Co. Ltd., Class A	75,800	209,793
	Dian Diagnostics Group Co. Ltd., Class A	23,400	63,166
	Digital China Group Co. Ltd., Class A	72,520	258,826
	Do-Fluoride New Materials Co. Ltd., Class A	59,420	275,707
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	344,754
	Dongfang Electric Corp. Ltd., Class H	381,400	1,045,415
	Dongfang Electronics Co. Ltd., Class A	64,500	114,447
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	5,906	165,728
	Dongguan Yutong Optical Technology Co. Ltd., Class A	29,100	71,536
	Dongxing Securities Co. Ltd., Class A	154,418	316,269
	Double Medical Technology, Inc., Class A	14,600	93,554
	East Group Co. Ltd., Class A	48,500	33,620
	East Money Information Co. Ltd., Class A	466,973	1,394,330
*	Easyhome New Retail Group Co. Ltd., Class A	111,800	37,599
	Ecovacs Robotics Co. Ltd., Class A	20,600	185,304
	Electric Connector Technology Co. Ltd., Class A	22,400	120,958
	ENN Energy Holdings Ltd.	105,100	628,911
	ENN Natural Gas Co. Ltd., Class A	182,400	481,078
	Eoptolink Technology, Inc. Ltd., Class A	51,716	3,031,988
	Espressif Systems Shanghai Co. Ltd., Class A	8,272	125,840
*	Estun Automation Co. Ltd., Class A	30,700	135,395

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Eternal Asia Supply Chain Management Ltd., Class A	163,000	$111,419
	Eve Energy Co. Ltd., Class A	65,605	527,553
Ω	Everbright Securities Co. Ltd., Class H	315,000	304,815
	EverProX Technologies Co. Ltd., Class A	16,300	338,137
	Explosive Co. Ltd., Class A	48,437	68,734
	Fangda Carbon New Material Co. Ltd., Class A	266,840	204,909
*	Far East Smarter Energy Co. Ltd., Class A	101,400	199,351
*	Farasis Energy Gan Zhou Co. Ltd., Class A	85,392	128,932
	FAW Jiefang Group Co. Ltd., Class A	95,900	92,293
	Feilong Auto Components Co. Ltd., Class A	33,100	169,405
	Ferrotec Anhui Technology Development Co. Ltd., Class A	17,700	77,724
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	48,600	236,992
	First Capital Securities Co. Ltd., Class A	188,100	183,002
	Focus Media Information Technology Co. Ltd., Class A	692,697	577,024
*	Focuslight Technologies, Inc., Class A	3,523	91,289
	Foran Energy Group Co. Ltd., Class A	44,400	74,817
	Foryou Corp., Class A	33,200	124,725
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	216,772	1,233,020
	Founder Securities Co. Ltd., Class A	312,800	329,128
		Shares	Value»
CHINA — (Continued)
*	Founder Technology Group Corp., Class A	148,800	$201,993
	Foxconn Industrial Internet Co. Ltd., Class A	729,300	6,122,725
	Fujian Funeng Co. Ltd., Class A	203,570	327,611
	Fujian Star-net Communication Co. Ltd., Class A	37,350	143,825
	Fujian Sunner Development Co. Ltd., Class A	97,480	241,354
	Fulin Precision Co. Ltd., Class A	40,514	93,606
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,400	5,704,615
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	20,300	206,747
Ω	Ganfeng Lithium Group Co. Ltd., Class H	265,800	1,248,650
	Gansu Shangfeng Materials Co. Ltd., Class A	59,400	116,236
	G-bits Network Technology Xiamen Co. Ltd., Class A	5,400	311,124
	GCL Energy Technology Co. Ltd., Class A	129,100	288,240
*	GCL System Integration Technology Co. Ltd., Class A	195,100	73,504
	GD Power Development Co. Ltd., Class A	702,300	528,879
	Geely Automobile Holdings Ltd.	6,292,000	15,937,942
	GEM Co. Ltd., Class A	296,676	294,257
	Geovis Technology Co. Ltd., Class A	22,022	109,107
	GEPIC Energy Development Co. Ltd., Class A	150,200	173,647
	GF Securities Co. Ltd., Class H	1,100,600	2,400,032
	Giant Network Group Co. Ltd., Class A	115,000	499,882

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Giantec Semiconductor Corp., Class A	7,445	$123,888
	GigaDevice Semiconductor, Inc., Class A	10,674	596,458
	Ginlong Technologies Co. Ltd., Class A	31,325	276,701
	Glarun Technology Co. Ltd., Class A	69,600	249,112
	GoerTek, Inc., Class A	180,100	617,266
*	Goke Microelectronics Co. Ltd., Class A	9,000	172,364
	Goldenmax International Group Ltd., Class A	21,000	158,262
	Goldwind Science & Technology Co. Ltd., Class H	827,600	1,027,643
	Goneo Group Co. Ltd., Class A	50,511	312,226
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	11,967	110,117
	Gotion High-tech Co. Ltd., Class A	107,100	452,871
	Grace Fabric Technology Co. Ltd., Class A	9,700	183,916
	Grandblue Environment Co. Ltd., Class A	56,700	259,891
	Great Wall Motor Co. Ltd., Class H	2,512,000	2,882,278
	Gree Electric Appliances, Inc. of Zhuhai, Class A	174,036	1,090,920
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	51,900	59,688
	GRG Banking Equipment Co. Ltd., Class A	160,300	243,018
	Grinm Advanced Materials Co. Ltd., Class A	28,100	146,800
	Guangdong Advertising Group Co. Ltd., Class A	83,700	84,288
	Guangdong Aofei Data Technology Co. Ltd., Class A	58,500	193,971
		Shares	Value»
CHINA — (Continued)
	Guangdong Construction Engineering Group Co. Ltd., Class A	287,400	$141,409
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	98,700	152,057
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	71,200	168,503
	Guangdong Dowstone Technology Co. Ltd., Class A	40,600	109,119
	Guangdong Electric Power Development Co. Ltd., Class A	206,100	171,092
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	56,200	408,852
	Guangdong Guanghua Sci-Tech Co. Ltd., Class A	23,600	72,949
	Guangdong Haid Group Co. Ltd., Class A	93,300	684,084
*	Guangdong HEC Technology Holding Co. Ltd., Class A	97,200	408,964
	Guangdong Hongda Holdings Group Co. Ltd., Class A	57,500	239,188
	Guangdong Huate Gas Co. Ltd., Class A	5,596	105,127
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	32,282	110,382
*	Guangdong Kingshine Electronic Technology Co. Ltd., Class A	13,700	94,592

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd., Class A	31,500	$67,142
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	333,077
	Guangdong Topstar Technology Co. Ltd., Class A	18,200	80,247
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	40,400	156,847
	Guanghui Energy Co. Ltd., Class A	616,800	499,913
	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	37,600	228,582
	Guangxi Liugong Machinery Co. Ltd., Class A	127,900	166,204
	Guangzhou Baiyun International Airport Co. Ltd., Class A	76,500	89,914
	Guangzhou Development Group, Inc., Class A	264,400	250,713
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	21,300	189,241
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	142,290
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	23,100	94,980
	Guangzhou Port Co. Ltd., Class A	277,300	127,733
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	227,605
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	89,040	470,748
		Shares	Value»
CHINA — (Continued)
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	$239,608
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	126,637
	Guizhou Chanhen Chemical Corp., Class A	43,800	223,908
	Guizhou Red Star Developing Co. Ltd., Class A	12,000	47,946
	Guocheng Mining Co. Ltd., Class A	38,600	159,299
	Guosen Securities Co. Ltd., Class A	142,100	217,079
*	Guosheng Securities, Inc., Class A	146,100	261,277
Ω	Guotai Haitong Securities Co. Ltd., Class H	1,771,552	3,375,466
	Guoyuan Securities Co. Ltd., Class A	96,140	104,565
	H World Group Ltd. (1179 HK)	951,300	4,041,425
#	H World Group Ltd. (HTHT US), ADR	25,939	1,107,336
# Ω	Haidilao International Holding Ltd.	254,000	384,300
	Haier Smart Home Co. Ltd. (600690 C1), Class A	240,600	825,960
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,144,800	6,183,103
	Hainan Jinpan Smart Technology Co. Ltd., Class A	26,743	254,406
	Hainan Mining Co. Ltd., Class A	98,900	133,666
	Hainan Strait Shipping Co. Ltd., Class A	184,300	183,605
	Haisco Pharmaceutical Group Co. Ltd., Class A	29,400	271,890
	Hangcha Group Co. Ltd., Class A	103,180	429,196
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	177,900	244,716
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	20,794	798,403

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou First Applied Material Co. Ltd., Class A	106,929	$232,242
	Hangzhou GreatStar Industrial Co. Ltd.	98,300	435,553
	Hangzhou Iron & Steel Co., Class A	198,300	191,430
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	171,937
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	69,600	237,336
	Hangzhou Robam Appliances Co. Ltd., Class A	28,521	67,347
	Hangzhou Silan Microelectronics Co. Ltd., Class A	85,322	356,292
	Hangzhou Zhongheng Electric Co. Ltd., Class A	23,900	125,577
	Han's Laser Technology Industry Group Co. Ltd., Class A	19,817	248,353
Ω	Hansoh Pharmaceutical Group Co. Ltd.	882,000	3,611,343
	Haohua Chemical Science & Technology Co. Ltd., Class A	63,800	377,216
	Harbin Boshi Automation Co. Ltd., Class A	71,800	142,450
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	20,500	75,720
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	14,960	209,151
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	85,300	489,522
	Hefei Urban Construction Development Co. Ltd., Class A	38,200	60,605
	Heilongjiang Agriculture Co. Ltd., Class A	141,605	258,895
*	Henan Dayou Energy Co. Ltd., Class A	89,300	73,821
		Shares	Value»
CHINA — (Continued)
	Henan Liliang Diamond Co. Ltd., Class A	13,600	$100,570
	Henan Lingrui Pharmaceutical Co., Class A	43,800	149,130
	Henan Mingtai Al Industrial Co. Ltd., Class A	95,300	238,080
	Henan Pinggao Electric Co. Ltd., Class A	99,800	291,729
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	205,500	794,555
	Henan Shijia Photons Technology Co. Ltd., Class A	23,545	314,092
	Henan Shuanghui Investment & Development Co. Ltd., Class A	146,929	565,750
	Henan Yuguang Gold & Lead Co. Ltd., Class A	33,700	58,072
*	Henan Yuneng Holdings Co. Ltd., Class A	106,000	188,001
	Henan Zhongfu Industry Co. Ltd., Class A	342,700	343,227
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	112,121	345,117
	Hengli Petrochemical Co. Ltd., Class A	331,700	820,608
	Hengtong Optic-electric Co. Ltd., Class A	128,100	898,407
	Hengyi Petrochemical Co. Ltd., Class A	234,288	557,711
	Hesteel Co. Ltd., Class A	778,953	246,981
	Hgtech Co. Ltd., Class A	24,200	340,597
	Hisense Visual Technology Co. Ltd., Class A	98,100	394,846
	Hithink RoyalFlush Information Network Co. Ltd., Class A	29,513	1,027,535
	HLA Group Corp. Ltd., Class A	447,200	417,364

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	HMT Xiamen New Technical Materials Co. Ltd., Class A	16,300	$139,676
	Hongfa Technology Co. Ltd., Class A	8,400	44,200
# * Ω	Hua Hong Grace Semiconductor Ltd.	419,000	6,828,470
	Huaan Securities Co. Ltd., Class A	345,700	390,932
	Huada Automotive Technology Corp. Ltd., Class A	21,100	117,181
	Huadian Power International Corp. Ltd., Class H	82,000	43,476
	Huadong Medicine Co. Ltd., Class A	131,800	568,947
	Huafon Chemical Co. Ltd., Class A	294,683	479,003
	Huaibei Mining Holdings Co. Ltd., Class A	178,800	400,345
	Huaihe Energy Group Co. Ltd., Class A	371,700	192,063
	Hualan Biological Engineering, Inc., Class A	38,800	77,280
	Huaming Power Equipment Co. Ltd., Class A	47,800	144,658
#	Huaneng Power International, Inc., Class H	3,914,000	3,007,947
# Ω	Huatai Securities Co. Ltd., Class H	1,301,400	2,805,442
	Huaxi Securities Co. Ltd., Class A	237,800	296,079
	Huaxia Bank Co. Ltd., Class A	604,256	624,200
	Huayu Automotive Systems Co. Ltd., Class A	151,600	378,496
	Hubei Dinglong Co. Ltd., Class A	44,900	456,232
	Hubei Energy Group Co. Ltd., Class A	256,983	179,706
*	Hubei Feilihua Quartz Glass Co. Ltd., Class A	19,100	206,014
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	68,848	273,856
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	89,300	381,472
		Shares	Value»
CHINA — (Continued)
	Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	$153,011
	Hubei Zhenhua Chemical Co. Ltd., Class A	32,300	148,907
	Hui Lyu Ecological Technology Groups Co. Ltd., Class A	25,500	113,032
	Huishang Bank Corp. Ltd., Class H	833,000	539,015
	Huizhou Desay Sv Automotive Co. Ltd., Class A	23,900	326,973
	Hunan Aihua Group Co. Ltd., Class A	22,800	82,050
	Hunan Gold Corp. Ltd., Class A	70,880	241,856
*	Hunan Silver Co. Ltd., Class A	182,300	215,337
	Hunan Valin Steel Co. Ltd., Class A	497,400	290,053
	Hundsun Technologies, Inc., Class A	73,529	249,750
*	Hybio Pharmaceutical Co. Ltd., Class A	52,300	163,303
	Hygon Information Technology Co. Ltd., Class A	51,772	2,124,289
*	Hymson Laser Technology Group Co. Ltd., Class A	9,491	60,117
*	Hytera Communications Corp. Ltd., Class A	128,300	156,350
	IEIT Systems Co. Ltd., Class A	49,284	522,297
	Iflytek Co. Ltd., Class A	66,700	416,639
	IKD Co. Ltd., Class A	82,200	165,521
	Imeik Technology Development Co. Ltd., Class A	16,700	269,919
	Industrial & Commercial Bank of China Ltd., Class H	35,501,185	33,959,986
	Industrial Bank Co. Ltd., Class A	955,539	2,675,166
	Industrial Securities Co. Ltd., Class A	350,848	314,104
	INESA Intelligent Tech, Inc., Class A	47,000	123,067

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Infore Environment Technology Group Co. Ltd., Class A	233,424	$271,573
	Ingenic Semiconductor Co. Ltd., Class A	13,600	254,644
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	458,139
	Inner Mongolia Berun Chemical Co. Ltd., Class A	294,400	260,799
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	242,000	967,282
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	113,756	214,345
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	551,303	386,820
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	398,400	291,345
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	108,600	513,421
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	366,000	1,468,523
* Ω	Innovent Biologics, Inc.	593,000	6,548,018
	iRay Group, Class A	17,812	221,697
	IRICO Display Devices Co. Ltd., Class A	274,400	316,365
*	J&T Global Express Ltd.	2,017,200	2,594,864
*	JA Solar Technology Co. Ltd., Class A	191,604	213,137
	Jack Technology Co. Ltd., Class A	38,600	246,636
	Jason Furniture Hangzhou Co. Ltd., Class A	39,480	147,305
	JCET Group Co. Ltd., Class A	100,900	979,457
	JCHX Mining Management Co. Ltd., Class A	43,000	473,782
		Shares	Value»
CHINA — (Continued)
* Ω	JD Health International, Inc.	842,150	$4,237,881
* Ω	JD Logistics, Inc.	1,611,800	3,090,697
	JD.com, Inc. (9618 HK), Class A	1,240,821	20,411,471
	JD.com, Inc. (JD US), ADR	116,630	3,849,956
	Jiangsu Azure Corp., Class A	117,364	276,229
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	10,200	205,288
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	146,027
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	423,486	403,439
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	58,400	187,410
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	273,440	476,486
	Jiangsu Etern Co. Ltd., Class A	37,800	178,842
	Jiangsu Expressway Co. Ltd., Class H	220,000	272,088
	Jiangsu Financial Leasing Co. Ltd., Class A	13,100	12,692
	Jiangsu Guotai International Group Co. Ltd., Class A	35,600	41,908
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	47,486	763,513
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	139,700	1,119,000
*	Jiangsu Hongtian Technology Co. Ltd., Class A	5,600	41,877
	Jiangsu Hoperun Software Co. Ltd., Class A	19,600	109,622
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	56,680	195,188
	Jiangsu King's Luck Brewery JSC Ltd., Class A	99,600	423,429

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Lihua Foods Group Co. Ltd.	58,300	$164,673
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	35,900	99,417
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	32,388	231,729
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	57,200	187,452
	Jiangsu Pacific Quartz Co. Ltd., Class A	26,252	163,080
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	131,300	194,890
	Jiangsu Shemar Electric Co. Ltd., Class A	22,000	137,448
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	70,600	95,052
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	36,400	224,559
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	38,080	217,536
	Jiangsu Yanghe Distillery Co. Ltd., Class A	17,400	110,566
	Jiangsu Yangnong Chemical Co. Ltd., Class A	33,926	284,394
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	365,910
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	51,100	212,741
	Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	672,348
	Jiangxi Copper Co. Ltd., Class H	1,003,000	4,512,904
		Shares	Value»
CHINA — (Continued)
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	12,900	$49,009
*	Jiangxi Special Electric Motor Co. Ltd., Class A	63,400	77,045
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	21,100	87,461
	Jianshe Industry Group Yunnan Co. Ltd., Class A	60,000	172,645
	Jiayou International Logistics Co. Ltd., Class A	107,996	208,100
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	34,500	93,871
	Jilin OLED Material Tech Co. Ltd., Class A	9,827	51,771
	Jinduicheng Molybdenum Co. Ltd., Class A	255,400	792,641
	Jinhong Gas Co. Ltd., Class A	27,172	104,564
*	Jinko Solar Co. Ltd., Class A	327,832	210,463
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	48,000	116,954
	Jinyu Bio-Technology Co. Ltd., Class A	68,000	127,289
	JiuGui Liquor Co. Ltd., Class A	25,500	158,028
	Jizhong Energy Resources Co. Ltd., Class A	89,410	62,807
	Jointown Pharmaceutical Group Co. Ltd., Class A	303,825	231,801
	Jones Tech PLC, Class A	16,800	107,493
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	72,000	216,695
	Juneyao Airlines Co. Ltd., Class A	206,240	338,683

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jushri Technologies, Inc., Class A	23,700	$101,876
	Kaishan Group Co. Ltd., Class A	69,700	177,396
	KE Holdings, Inc., Class A	1,115,900	6,258,972
	Keboda Technology Co. Ltd., Class A	25,300	158,768
	Keda Industrial Group Co. Ltd., Class A	135,200	330,072
	Kehua Data Co. Ltd., Class A	52,940	224,919
	Kingboard Holdings Ltd.	470,500	2,352,970
	Kingboard Laminates Holdings Ltd.	715,500	2,665,490
*	KingClean Electric Co. Ltd., Class A	30,500	125,955
	Kingfa Sci & Tech Co. Ltd., Class A	147,900	338,693
	Kingnet Network Co. Ltd., Class A	150,400	382,569
	Kingsemi Co. Ltd., Class A	4,797	208,111
	Konfoong Materials International Co. Ltd., Class A	13,800	415,209
Ω	Kuaishou Technology	3,110,600	17,323,373
	Kuang-Chi Technologies Co. Ltd., Class A	30,300	138,649
*	Kunlun Tech Co. Ltd., Class A	21,100	134,729
	Kunshan Dongwei Technology Co. Ltd., Class A	9,570	72,552
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	15,200	102,255
	Kweichow Moutai Co. Ltd., Class A	67,960	13,588,369
*	Kyland Technology Co. Ltd., Class A	23,200	60,549
	Lakala Payment Co. Ltd., Class A	73,960	175,512
	Lao Feng Xiang Co. Ltd., Class A	27,700	147,938
	LB Group Co. Ltd., Class A	145,500	352,604
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	144,628
	Lenovo Group Ltd.	9,521,278	29,117,902
	Lens Technology Co. Ltd., Class A	210,700	982,556
		Shares	Value»
CHINA — (Continued)
	Leo Group Co. Ltd., Class A	305,600	$209,823
	Lepu Medical Technology Beijing Co. Ltd., Class A	111,100	214,773
	Levima Advanced Materials Corp., Class A	71,200	197,861
	Leyard Optoelectronic Co. Ltd., Class A	143,200	113,830
# *	Li Auto, Inc. (2015 HK), Class A	805,800	5,488,018
	Lianhe Chemical Technology Co. Ltd., Class A	64,000	142,880
	Lily Group Co. Ltd., Class A	20,000	138,771
	Lingyi iTech Guangdong Co., Class A	292,018	534,767
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	9,377	26,381
	Loncin Motor Co. Ltd., Class A	153,500	334,211
Ω	Longfor Group Holdings Ltd.	16,807	14,709
*	LONGi Green Energy Technology Co. Ltd., Class A	114,388	220,064
	Longshine Technology Group Co. Ltd., Class A	57,600	94,618
*	Lotus Holdings Co. Ltd.	119,700	144,333
	Luxi Chemical Group Co. Ltd., Class A	151,900	284,239
	Luxshare Precision Industry Co. Ltd., Class A	389,124	3,316,040
	Luzhou Laojiao Co. Ltd., Class A	70,529	949,556
	Mango Excellent Media Co. Ltd., Class A	144,092	349,364
*	Maxscend Microelectronics Co. Ltd., Class A	19,300	193,759
	Maxvision Technology Corp., Class A	12,500	74,925
	Mehow Innovative Ltd., Class A	36,680	85,720
	Meihua Holdings Group Co. Ltd., Class A	205,800	247,614

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	105,357	$74,554
* Ω	Meituan, Class B	1,632,640	19,275,726
	Micro-Tech Nanjing Co. Ltd., Class A	10,245	110,611
	Midea Group Co. Ltd. 000333 C2, Class A	274,401	3,561,546
	Midea Group Co. Ltd. 300 HK, Class H	204,400	2,589,702
	Ming Yang Smart Energy Group Ltd., Class A	62,804	103,568
	Mloptic Corp., Class A	1,706	79,998
*	MLS Co. Ltd., Class A	90,900	137,184
*	MMG Ltd.	4,564,000	4,898,069
	Montage Technology Co. Ltd., Class A	14,543	440,818
	Moon Environment Technology Co. Ltd., Class A	39,240	204,916
	Muyuan Foods Group Co. Ltd., Class A	349,461	2,032,072
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	499,276
	Nanjing Securities Co. Ltd., Class A	159,600	161,807
	Nanjing Tanker Corp., Class A	382,500	206,365
	Nantong Jianghai Capacitor Co. Ltd., Class A	47,600	413,225
	NARI Technology Co. Ltd., Class A	410,842	1,480,866
*	National Silicon Industry Group Co. Ltd., Class A	91,819	319,036
	NAURA Technology Group Co. Ltd., Class A	17,350	1,762,638
*	NavInfo Co. Ltd., Class A	152,150	150,537
	NBTM New Materials Group Co. Ltd., Class A	52,300	205,158
	Netac Technology Co. Ltd., Class A	2,300	13,359
	NetEase, Inc. (9999 HK)	542,100	14,423,227
	NetEase, Inc. (NTES US), ADR	204,362	27,235,324
		Shares	Value»
CHINA — (Continued)
	New China Life Insurance Co. Ltd., Class H	1,028,300	$6,340,839
	Neway Valve Suzhou Co. Ltd., Class A	55,500	375,198
	Newland Digital Technology Co. Ltd., Class A	64,700	180,322
	Ningbo Boway Alloy Material Co. Ltd., Class A	62,600	154,572
	Ningbo Deye Technology Co. Ltd., Class A	40,600	492,504
	Ningbo Huaxiang Electronic Co. Ltd., Class A	60,000	166,389
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	137,600	268,072
	Ningbo Jintian Copper Group Co. Ltd., Class A	32,600	47,432
	Ningbo Joyson Electronic Corp., Class A	81,500	248,377
	Ningbo Orient Wires & Cables Co. Ltd., Class A	41,930	255,534
*	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	42,335	175,437
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	265,533
*	Ningbo Shanshan Co. Ltd., Class A	138,400	261,155
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	13,900	53,303
	Ningbo Tuopu Group Co. Ltd., Class A	77,789	536,812
	Ningbo Yunsheng Co. Ltd., Class A	67,100	109,010
	Ningbo Zhoushan Port Co. Ltd., Class A	406,200	209,378
	Ningxia Baofeng Energy Group Co. Ltd., Class A	363,500	1,251,686
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	19,629	127,275
*	NIO, Inc., Class A	764,500	3,751,280
Ω	Nongfu Spring Co. Ltd., Class H	1,602,400	8,923,772

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	North Copper Co. Ltd., Class A	139,800	$277,733
	North Industries Group Red Arrow Co. Ltd., Class A	23,900	50,948
	Northeast Securities Co. Ltd., Class A	212,000	254,537
	Novoray Corp., Class A	13,315	211,771
*	Nuode New Materials Co. Ltd., Class A	62,300	75,262
	Offshore Oil Engineering Co. Ltd., Class A	334,000	282,912
*	OFILM Group Co. Ltd., Class A	182,900	195,546
	Olympic Circuit Technology Co. Ltd., Class A	41,300	192,489
	OmniVision Integrated Circuits Group, Inc.	20,300	266,302
	Oppein Home Group, Inc., Class A	36,100	186,109
	OPT Machine Vision Tech Co. Ltd., Class A	3,646	56,091
	ORG Technology Co. Ltd., Class A	193,700	141,803
	Orient Overseas International Ltd.	89,000	1,740,358
Ω	Orient Securities Co. Ltd., Class H	1,021,600	745,337
	Oriental Pearl Group Co. Ltd., Class A	158,000	192,542
*	Pacific Securities Co. Ltd., Class A	339,000	173,864
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	399,800	182,500
*	Pantum Technology Co. Ltd.	25,051	63,100
*	PDD Holdings, Inc., ADR	286,964	25,413,532
	People.cn Co. Ltd., Class A	37,400	93,378
	People's Insurance Co. Group of China Ltd. , Class H	7,709,000	5,359,245
	Perfect World Co. Ltd., Class A	26,885	43,659
	PetroChina Co. Ltd., Class H	18,890,000	24,036,752
		Shares	Value»
CHINA — (Continued)
Ω	Pharmaron Beijing Co. Ltd., Class H	168,900	$494,332
	PhiChem Corp., Class A	35,700	166,598
	PICC Property & Casualty Co. Ltd., Class H	6,265,198	13,075,754
	Ping An Bank Co. Ltd., Class A	695,900	1,199,256
	Ping An Insurance Group Co. of China Ltd., Class H	5,357,000	40,020,916
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	180,901	214,400
	Piotech, Inc., Class A	6,496	639,009
	POCO Holding Co. Ltd., Class A	21,000	180,786
*	Polaris Bay Group Co. Ltd., Class A	205,900	182,990
	Poly Developments & Holdings Group Co. Ltd., Class A	573,800	448,971
# Ω	Pop Mart International Group Ltd.	446,600	9,267,660
Ω	Postal Savings Bank of China Co. Ltd., Class H	7,311,000	4,735,282
	Power Construction Corp. of China Ltd., Class A	1,034,311	749,117
*	Qi An Xin Technology Group, Inc., Class A	36,567	147,116
	Qingdao East Steel Tower Stock Co. Ltd., Class A	68,300	189,848
	Qingdao Gon Technology Co. Ltd., Class A	22,368	155,368
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	17,000	200,279
	Qingdao Rural Commercial Bank Corp., Class A	553,429	260,030
	Qingdao Sentury Tire Co. Ltd., Class A	85,400	186,917
	Qingdao TGOOD Electric Co. Ltd., Class A	61,600	319,306

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Qinghai Salt Lake Industry Co. Ltd., Class A	231,000	$932,589
	QuantumCTek Co. Ltd., Class A	2,014	114,641
	Quectel Wireless Solutions Co. Ltd., Class A	24,680	165,432
	Quick Intelligent Equipment Co. Ltd., Class A	21,900	120,131
*	Quzhou Xin'an Development Co. Ltd., Class A	556,600	236,564
	Range Intelligent Computing Technology Group Co. Ltd., Class A	38,200	357,628
	Raytron Technology Co. Ltd., Class A	22,813	477,406
	Red Avenue New Materials Group Co. Ltd., Class A	24,139	193,778
# * Ω	Remegen Co. Ltd., Class H	106,500	1,109,807
	RoboTechnik Intelligent Technology Co. Ltd., Class A	3,100	190,679
	Rockchip Electronics Co. Ltd., Class A	17,200	479,241
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	955,044
*	Roshow Technology Co. Ltd., Class A	68,482	61,838
*	Ruyi Film Entertainment Co. Ltd., Class A	150,000	193,113
	Sai Micro Electronics, Inc., Class A	40,000	165,795
	SAIC Motor Corp. Ltd., Class A	51,600	86,551
	Sailun Group Co. Ltd., Class A	250,100	524,725
*	Sanan Optoelectronics Co. Ltd., Class A	211,300	383,262
	Sangfor Technologies, Inc., Class A	14,800	264,860
	Sany Heavy Industry Co. Ltd., Class A	286,434	872,304
	Satellite Chemical Co. Ltd., Class A	303,861	1,139,323
		Shares	Value»
CHINA — (Continued)
	SDIC Capital Co. Ltd., Class A	259,804	$251,059
	SDIC Power Holdings Co. Ltd., Class A	282,500	638,627
	Sealand Securities Co. Ltd., Class A	578,390	329,115
	Seres Group Co. Ltd., Class A	86,800	801,447
	SF Diamond Co. Ltd., Class A	15,600	68,182
	SF Holding Co. Ltd. 002352 C2, Class A	143,161	742,700
#	SF Holding Co. Ltd. 6936 HK, Class H	90,200	388,899
	SG Micro Corp., Class A	15,369	217,576
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd., Class A	14,700	38,076
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	267,410	145,709
	Shaanxi Coal Industry Co. Ltd., Class A	638,500	2,343,545
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	261,450	333,825
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	107,900	251,952
	Shandong Dawn Polymer Co. Ltd., Class A	15,600	59,511
	Shandong Dongyue Silicone Material Co. Ltd., Class A	61,632	130,061
Ω	Shandong Gold Mining Co. Ltd., Class H	915,500	2,363,189
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	99,035	766,632
	Shandong Hi-speed Co. Ltd., Class A	103,100	173,358
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	191,555	611,235
	Shandong Humon Smelting Co. Ltd., Class A	108,200	214,984

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Linglong Tyre Co. Ltd., Class A	70,300	$120,932
	Shandong Nanshan Aluminum Co. Ltd., Class A	760,210	532,325
	Shandong Pharmaceutical Glass Co. Ltd., Class A	69,000	203,905
	Shandong Publishing & Media Co. Ltd., Class A	108,900	121,188
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	572,773
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	15,640	131,045
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	89,600	115,599
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	69,440	127,054
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	31,340	516,610
	Shanghai AtHub Co. Ltd., Class A	55,800	200,566
	Shanghai Bailian Group Co. Ltd., Class A	63,900	76,449
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	108,836	331,953
	Shanghai Baosight Software Co. Ltd., Class A	77,118	212,510
	Shanghai Belling Co. Ltd., Class A	21,500	73,177
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	17,058	264,806
	Shanghai Chinafortune Co. Ltd., Class A	96,100	188,028
	Shanghai Construction Group Co. Ltd., Class A	96,976	34,035
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	154,900	220,461
		Shares	Value»
CHINA — (Continued)
*	Shanghai DZH Ltd., Class A	68,800	$85,726
	Shanghai Electric Group Co. Ltd., Class H	2,092,000	857,531
	Shanghai Electric Power Co. Ltd., Class A	150,900	323,517
*	Shanghai Feilo Acoustics Co. Ltd., Class A	113,000	92,639
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	77,500	162,556
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	10,800	89,822
	Shanghai Gentech Co. Ltd., Class A	15,019	110,416
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	17,100	64,665
	Shanghai Huace Navigation Technology Ltd., Class A	47,460	199,509
	Shanghai Huafon Aluminium Corp., Class A	35,400	82,291
	Shanghai Huayi Group Co. Ltd., Class A	131,700	160,248
	Shanghai International Airport Co. Ltd., Class A	66,900	244,661
	Shanghai International Port Group Co. Ltd., Class A	28,800	22,579
	Shanghai Jahwa United Co. Ltd., Class A	34,900	95,134
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	79,800	230,164
	Shanghai Lingang Holdings Corp. Ltd., Class A	104,760	139,065
	Shanghai M&G Stationery, Inc., Class A	74,200	257,566
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	39,900	113,442

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Moons' Electric Co. Ltd., Class A	6,300	$46,128
	Shanghai Pret Composites Co. Ltd., Class A	35,800	48,203
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,242,874
	Shanghai Putailai New Energy Technology Group Co. Ltd.	119,956	423,047
	Shanghai RAAS Blood Products Co. Ltd., Class A	216,100	165,868
	Shanghai Rural Commercial Bank Co. Ltd., Class A	331,200	421,589
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	15,700	20,555
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	12,800	160,140
	Shanghai Stonehill Technology Co. Ltd., Class A	222,300	222,678
	Shanghai Tunnel Engineering Co. Ltd., Class A	245,100	205,178
*	Shanghai Vital Microtech Co. Ltd.	57,500	221,567
	Shanghai Yct Electronics Group Co. Ltd., Class A	10,660	67,563
*	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	247,119	170,177
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	73,200	348,486
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	257,600	165,193
	Shanghai Zhonggu Logistics Co. Ltd., Class A	180,399	288,072
	Shanjin International Gold Co. Ltd., Class A	195,817	678,095
		Shares	Value»
CHINA — (Continued)
	Shannon Semiconductor Technology Co. Ltd., Class A	16,500	$354,938
	Shantui Construction Machinery Co. Ltd., Class A	121,500	204,020
	Shanxi Coal International Energy Group Co. Ltd., Class A	140,500	262,985
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	439,530	423,440
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	219,930	492,194
*	Shanxi Meijin Energy Co. Ltd., Class A	272,100	145,440
	Shanxi Securities Co. Ltd., Class A	333,880	267,730
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	372,900	200,586
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	73,907	1,391,885
	Sharetronic Data Technology Co. Ltd., Class A	20,132	642,087
	Shenergy Co. Ltd., Class A	286,800	363,131
	Shengda Resources Co. Ltd., Class A	35,900	134,602
	Shenghe Resources Holding Co. Ltd., Class A	80,000	245,180
	Shengyi Electronics Co. Ltd., Class A	24,628	344,436
	Shengyi Technology Co. Ltd., Class A	91,000	1,422,927
	Shennan Circuits Co. Ltd., Class A	25,399	1,158,519
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,950,400	640,009
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	24,585	154,592
	Shenzhen Airport Co. Ltd., Class A	156,900	157,341
	Shenzhen Aisidi Co. Ltd., Class A	83,700	124,091

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Capchem Technology Co. Ltd., Class A	41,240	$381,795
	Shenzhen Chipscreen Biosciences Co. Ltd., Class A	19,685	77,118
*	Shenzhen Dynanonic Co. Ltd., Class A	13,300	84,172
	Shenzhen Energy Group Co. Ltd., Class A	168,819	162,464
	Shenzhen Envicool Technology Co. Ltd., Class A	39,591	277,903
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	86,900	354,984
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	50,900	207,049
*	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	6,800	54,345
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	8,850	97,275
	Shenzhen FRD Science & Technology Co. Ltd., Class A	30,700	143,679
	Shenzhen Gas Corp. Ltd., Class A	71,400	69,266
	Shenzhen Goodix Technology Co. Ltd., Class A	19,000	147,456
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	53,300	158,497
	Shenzhen Honor Electronic Co. Ltd., Class A	7,420	193,936
	Shenzhen Hopewind Electric Co. Ltd., Class A	32,600	136,079
	Shenzhen Huaqiang Industry Co. Ltd., Class A	54,600	176,105
*	Shenzhen Infogem Technologies Co. Ltd., Class A	23,600	104,030
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	384,525
	Shares	Value»
CHINA — (Continued)
Shenzhen JPT Opto-Electronics Co. Ltd., Class A	4,151	$170,499
Shenzhen Kaifa Technology Co. Ltd., Class A	83,800	461,392
Shenzhen Kangtai Biological Products Co. Ltd., Class A	101,200	188,141
Shenzhen Kedali Industry Co. Ltd., Class A	19,166	516,109
Shenzhen Kinwong Electronic Co. Ltd., Class A	71,964	774,460
Shenzhen Kstar Science & Technology Co. Ltd., Class A	40,900	185,264
Shenzhen Megmeet Electrical Co. Ltd., Class A	7,400	116,935
Shenzhen Microgate Technology Co. Ltd., Class A	50,800	105,851
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	56,480	1,329,694
Shenzhen MTC Co. Ltd., Class A	377,400	414,255
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	49,269	349,674
Shenzhen Qingyi Photomask Ltd., Class A	13,986	57,065
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	34,300	169,249
Shenzhen SC New Energy Technology Corp., Class A	26,959	228,080
Shenzhen SED Industry Co. Ltd., Class A	70,500	141,172
Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	184,822
Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	336,919

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunway Communication Co. Ltd., Class A	40,400	$343,186
	Shenzhen Topband Co. Ltd., Class A	64,000	97,355
	Shenzhen Transsion Holdings Co. Ltd., Class A	40,471	385,562
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	102,100	252,688
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	224,100	148,726
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	127,049
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	42,700	79,900
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	104,541	407,242
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	14,300	164,259
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	304,014	284,447
	Shenzhou International Group Holdings Ltd.	348,700	1,981,773
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	11,600	109,680
	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	63,800	125,524
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	131,556	329,408
*	Siasun Robot & Automation Co. Ltd., Class A	62,200	141,623
	Sichuan Changhong Electric Co. Ltd., Class A	232,505	238,977
	Sichuan Chuantou Energy Co. Ltd., Class A	169,300	396,664
		Shares	Value»
CHINA — (Continued)
	Sichuan Development Lomon Co. Ltd., Class A	123,600	$155,176
	Sichuan EM Technology Co. Ltd., Class A	51,700	263,327
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	625,500	219,504
*	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	142,505
*	Sichuan Hongda Co. Ltd., Class A	62,800	116,699
	Sichuan Injet Electric Co. Ltd., Class A	6,600	42,748
	Sichuan Jiuzhou Electric Co. Ltd., Class A	40,500	69,142
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	107,801	695,230
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	23,800	1,463,353
	Sichuan New Energy Power Co. Ltd., Class A	59,300	107,482
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	573,544
	Sichuan Swellfun Co. Ltd., Class A	44,200	191,757
	Sichuan Teway Food Group Co. Ltd., Class A	21,300	47,852
	Sichuan Yahua Industrial Group Co. Ltd., Class A	78,600	203,900
	Sino Biopharmaceutical Ltd.	10,703,500	6,867,216
*	Sinochem International Corp., Class A	187,300	127,057
	Sinofibers Technology Co. Ltd., Class A	14,600	52,742
	Sinolink Securities Co. Ltd., Class A	166,800	216,007
	Sinoma International Engineering Co., Class A	221,900	261,848

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinoma Science & Technology Co. Ltd., Class A	79,594	$507,774
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	437,100	215,424
	Sinomach Precision Industry Group Co. Ltd., Class A	23,800	148,497
	Sinomine Resource Group Co. Ltd., Class A	28,500	198,523
	Sino-Platinum Metals Co. Ltd., Class A	48,900	132,978
	Sinotruk Hong Kong Ltd.	562,500	2,915,454
	Sinotruk Jinan Truck Co. Ltd., Class A	89,500	307,710
	Skshu Paint Co. Ltd., Class A	61,586	213,530
	Skyworth Digital Co. Ltd., Class A	73,900	103,360
	SooChow Securities Co. Ltd., Class A	278,650	335,078
	Southwest Securities Co. Ltd., Class A	131,900	81,698
	SPIC Green Energy Co. Ltd., Class A	200,600	161,878
	SPIC Hydropower Co. Ltd., Class A	59,800	111,785
	Spring Airlines Co. Ltd., Class A	64,300	448,389
	StarPower Semiconductor Ltd., Class A	12,760	151,731
	State Grid Information & Communication Co. Ltd., Class A	70,300	162,866
	State Grid Yingda Co. Ltd., Class A	242,800	183,700
	STO Express Co. Ltd., Class A	129,100	269,224
	Sumec Corp. Ltd., Class A	98,600	163,150
	Sungrow Power Supply Co. Ltd., Class A	124,420	1,913,358
	Sunny Optical Technology Group Co. Ltd.	68,500	489,581
	Sunresin New Materials Co. Ltd., Class A	27,800	241,014
		Shares	Value»
CHINA — (Continued)
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	33,252	$200,939
	Suntak Technology Co. Ltd., Class A	90,300	149,077
	Sunwoda Electronic Co. Ltd., Class A	64,300	181,497
	SUPCON Technology Co. Ltd., Class A	23,570	324,621
*	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	84,900	2,154,546
	Suzhou Maxwell Technologies Co. Ltd., Class A	14,461	318,511
	Suzhou Secote Precision Electronic Co. Ltd., Class A	21,610	123,153
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	22,500	41,251
	Suzhou TFC Optical Communication Co. Ltd., Class A	43,904	1,107,324
*	Suzhou Victory Precision Manufacture Co. Ltd., Class A	128,000	48,875
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	15,561	281,167
*	SVG Optronics Co. Ltd., Class A	9,800	56,325
	T&S Communications Co. Ltd., Class A	10,800	181,650
*	Talkweb Information System Co. Ltd., Class A	26,200	100,543
	TangShan Port Group Co. Ltd., Class A	531,500	381,835
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	75,900	74,800
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	19,400	102,227
	Tasly Pharmaceutical Group Co. Ltd., Class A	152,940	365,258
	TBEA Co. Ltd., Class A	291,720	905,270

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TCL Technology Group Corp., Class A	1,328,498	$930,239
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	176,325	230,119
*	TDG Holdings Co. Ltd., Class A	75,100	184,327
	Tencent Holdings Ltd.	3,372,200	206,051,489
	Tencent Music Entertainment Group, ADR	538,937	5,092,955
	Thinkon Semiconductor Jinzhou Corp., Class A	6,384	87,744
	Thunder Software Technology Co. Ltd., Class A	12,900	115,701
	Tian Di Science & Technology Co. Ltd., Class A	381,520	278,812
*	Tianfeng Securities Co. Ltd., Class A	426,200	234,448
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	33,800	191,856
	Tianjin Port Co. Ltd., Class A	199,604	131,034
*	Tianma Microelectronics Co. Ltd., Class A	200,355	191,864
	Tianneng Battery Group Co. Ltd., Class A	37,457	125,370
*	Tianqi Lithium Corp., Class H	164,800	701,980
	Tianshan Aluminum Group Co. Ltd., Class A	367,400	719,576
*	TianShan Material Co. Ltd., Class A	140,200	79,553
	Tianshui Huatian Technology Co. Ltd., Class A	229,800	526,792
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	18,600	57,823
	Tibet Huayu Mining Co. Ltd., Class A	25,700	74,234
		Shares	Value»
CHINA — (Continued)
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	21,010	$120,359
	Tinergy Chemical Co. Ltd., Class A	235,235	161,623
*	Tongding Interconnection Information Co. Ltd., Class A	49,500	101,574
	TongFu Microelectronics Co. Ltd., Class A	117,200	984,949
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	111,500	138,121
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	43,000	108,081
	Tongkun Group Co. Ltd., Class A	147,609	489,747
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	77,400	88,755
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	933,091
*	Tongwei Co. Ltd., Class A	60,100	103,999
	Topchoice Medical Corp., Class A	25,411	138,874
	Transfar Zhilian Co. Ltd., Class A	57,800	41,341
*	Trina Solar Co. Ltd., Class A	71,021	142,922
*	Trip.com Group Ltd. (9961 HK)	151,850	7,114,243
*	Trip.com Group Ltd. (TCOM US), ADR	293,024	13,775,058
	Triumph Science & Technology Co. Ltd., Class A	54,800	121,677
*	TRS Information Technology Corp. Ltd., Class A	23,800	49,633
	Tsinghua Tongfang Co. Ltd., Class A	212,900	224,230
	Tsingtao Brewery Co. Ltd., Class H	514,000	3,055,898
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	23,199	223,238

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Unisplendour Corp. Ltd., Class A	112,760	$581,386
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	90,789	294,677
	Valiant Co. Ltd., Class A	43,500	82,330
*	Venustech Group, Inc., Class A	40,400	83,853
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	159,174
	Victory Giant Technology Huizhou Co. Ltd., Class A	54,900	1,549,270
	Walvax Biotechnology Co. Ltd., Class A	91,600	167,240
	Wangsu Science & Technology Co. Ltd., Class A	138,500	288,374
	Wanhua Chemical Group Co. Ltd., Class A	180,000	1,984,260
	Wanxiang Qianchao Co. Ltd., Class A	184,000	305,605
	Wasu Media Holding Co. Ltd., Class A	112,900	116,941
	Weichai Power Co. Ltd., Class H	2,380,800	9,954,603
	Weifu High-Technology Group Co. Ltd., Class A	48,000	127,381
	Weihai Guangwei Composites Co. Ltd., Class A	55,326	212,048
	Wens Foodstuff Group Co. Ltd., Class A	350,860	732,282
	Wenzhou Yihua Connector Co. Ltd., Class A	9,200	70,733
	Western Mining Co. Ltd., Class A	168,200	957,416
	Western Region Gold Co. Ltd., Class A	65,900	248,845
	Western Securities Co. Ltd., Class A	238,600	238,892
	Western Superconducting Technologies Co. Ltd., Class A	29,292	228,717
	Wharf Holdings Ltd.	141,000	353,014
		Shares	Value»
CHINA — (Continued)
	Winner Medical Co. Ltd., Class A	59,677	$271,179
*	Winning Health Technology Group Co. Ltd., Class A	125,560	140,941
	Wolong Electric Group Co. Ltd., Class A	94,240	442,639
	Wuchan Zhongda Group Co. Ltd., Class A	389,550	290,721
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	16,100	235,998
*	Wuhan Guide Infrared Co. Ltd., Class A	206,993	385,932
	Wuhan Jingce Electronic Group Co. Ltd., Class A	8,600	242,713
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	26,200	123,552
	Wuhu Token Science Co. Ltd., Class A	173,000	170,441
	Wuliangye Yibin Co. Ltd., Class A	89,000	1,028,129
	WUS Printed Circuit Kunshan Co. Ltd., Class A	117,900	1,810,780
Ω	WuXi AppTec Co. Ltd., Class H	345,960	7,094,685
* Ω	Wuxi Biologics Cayman, Inc.	3,175,000	15,670,218
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	11,100	26,311
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	24,300	121,755
	Wuxi NCE Power Co. Ltd., Class A	21,100	151,633
	Wuxi Taiji Industry Ltd. Co., Class A	165,700	421,282
*	WuXi XDC Cayman, Inc.	269,000	1,774,416
	XCMG Construction Machinery Co. Ltd., Class A	619,370	822,262
	XGD, Inc., Class A	15,300	44,635
	Xiamen Amoytop Biotech Co. Ltd., Class A	32,553	281,481
	Xiamen Bank Co. Ltd., Class A	283,500	327,484

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen C & D, Inc., Class A	181,100	$240,902
	Xiamen Faratronic Co. Ltd., Class A	18,500	374,816
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	19,700	93,020
	Xiamen Intretech, Inc., Class A	72,300	234,120
	Xiamen ITG Group Corp. Ltd., Class A	153,800	134,519
	Xiamen Port Development Co. Ltd., Class A	56,900	72,018
	Xiamen Tungsten Co. Ltd., Class A	110,780	770,895
	Xiamen Xiangyu Co. Ltd., Class A	209,400	208,036
	Xi'an Bright Laser Technologies Co. Ltd., Class A	12,047	145,295
	Xi'An Shaangu Power Co. Ltd., Class A	144,300	205,112
	Xi'an Triangle Defense Co. Ltd., Class A	25,000	78,717
*	Xiangcai Co. Ltd., Class A	136,200	175,984
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	92,600	125,397
	Xianhe Co. Ltd., Class A	30,100	87,352
* Ω	Xiaomi Corp., Class B	5,562,600	20,411,866
	Xinfengming Group Co. Ltd., Class A	138,600	401,211
*	Xinjiang Daqo New Energy Co. Ltd., Class A	27,202	72,971
	Xinjiang Joinworld Co. Ltd., Class A	96,000	128,193
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	48,300	27,730
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	15,800	32,371
*	XPeng, Inc., Class A	806,800	5,233,144
	Xuji Electric Co. Ltd., Class A	72,200	244,006
		Shares	Value»
CHINA — (Continued)
	Yangling Metron New Material, Inc., Class A	32,800	$76,754
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	193,000	2,341,015
	Yankershop Food Co. Ltd., Class A	11,566	89,117
#	Yankuang Energy Group Co. Ltd., Class H	3,732,300	5,681,326
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	144,515
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	65,555	1,307,846
	YD Electronic Technology Co. Ltd., Class A	8,900	75,722
	Yealink Network Technology Corp. Ltd., Class A	70,476	405,934
	Yifan Pharmaceutical Co. Ltd., Class A	96,700	147,046
	Yifeng Pharmacy Chain Co. Ltd., Class A	44,680	150,477
	Yonfer Agricultural Technology Co. Ltd., Class A	106,200	220,172
*	Yonghui Superstores Co. Ltd., Class A	287,400	139,969
	YongXing Special Materials Technology Co. Ltd., Class A	32,970	220,193
*	Yonyou Network Technology Co. Ltd., Class A	57,300	94,354
	Youngor Fashion Co. Ltd., Class A	62,004	72,183
	Youngy Co. Ltd., Class A	15,900	144,979
	YTO Express Group Co. Ltd., Class A	234,462	654,944
	Yum China Holdings, Inc. (9987 HK)	111,200	5,269,156
	Yum China Holdings, Inc. (YUMC US)	240,624	11,593,264
	YUNDA Holding Group Co. Ltd., Class A	45,090	46,233

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yunnan Aluminium Co. Ltd., Class A	320,700	$1,267,658
	Yunnan Baiyao Group Co. Ltd., Class A	67,700	530,545
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	577,200	782,384
	Yunnan Copper Co. Ltd., Class A	223,600	525,099
*	Yunnan Energy New Material Group Co. Ltd., Class A	36,362	283,421
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	22,100	220,096
	Yunnan Tin Co. Ltd., Class A	166,800	841,324
	Yunnan Yuntianhua Co. Ltd., Class A	118,400	523,129
	Zangge Mining Co. Ltd., Class A	52,700	627,897
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	15,450	319,536
	Zhaojin Mining Industry Co. Ltd., Class H	292,500	792,915
	Zhefu Holding Group Co. Ltd., Class A	419,723	286,543
	Zhejiang Century Huatong Group Co. Ltd., Class A	420,000	842,466
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	512,857
	Zhejiang China Commodities City Group Co. Ltd., Class A	354,579	672,882
	Zhejiang Chint Electrics Co. Ltd., Class A	142,821	533,775
	Zhejiang Crystal-Optech Co. Ltd., Class A	84,800	317,652
	Zhejiang Dahua Technology Co. Ltd., Class A	183,913	455,009
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	67,400	108,803
		Shares	Value»
CHINA — (Continued)
	Zhejiang Dingli Machinery Co. Ltd., Class A	29,070	$254,347
	Zhejiang Hailiang Co. Ltd., Class A	113,600	309,311
	Zhejiang HangKe Technology, Inc. Co., Class A	14,018	43,412
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	134,100	229,816
	Zhejiang Huace Film & Television Co. Ltd., Class A	126,000	130,251
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	77,640	192,309
	Zhejiang Huayou Cobalt Co. Ltd., Class A	87,011	514,904
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	6,900	61,538
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	60,600	345,526
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	44,000	89,091
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	78,678
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	240,711
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	91,400	197,167
	Zhejiang Juhua Co. Ltd., Class A	222,400	1,299,663
	Zhejiang Lante Optics Co. Ltd., Class A	24,683	216,889
	Zhejiang Longsheng Group Co. Ltd., Class A	133,100	261,678
	Zhejiang NHU Co. Ltd., Class A	254,788	1,132,650
	Zhejiang Orient Holdings Group Co. Ltd., Class A	309,400	238,162
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	376,771

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	44,500	$396,997
	Zhejiang Semir Garment Co. Ltd., Class A	145,400	133,896
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	24,800	140,881
	Zhejiang Supor Co. Ltd., Class A	32,554	210,324
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	198,800	312,799
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	163,323	370,004
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	35,500	124,470
	Zhejiang XCC Group Co. Ltd., Class A	16,000	122,986
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	93,400	142,883
	Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	322,646
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	36,300	168,764
*	Zhejiang Yongtai Technology Co. Ltd., Class A	55,600	149,977
	Zhejiang Zheneng Electric Power Co. Ltd., Class A	168,100	126,283
	Zhende Medical Co. Ltd., Class A	14,000	188,655
	Zhengzhou GL Tech Co. Ltd., Class A	14,000	53,948
	Zhongji Innolight Co. Ltd., Class A	41,237	5,491,329
	Zhongjin Gold Corp. Ltd., Class A	392,300	1,340,900
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	178,700	195,922
	Zhongtai Securities Co. Ltd., Class A	105,300	88,037
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	120,500	517,288
		Shares	Value»
CHINA — (Continued)
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	26,800	$188,490
	Zhuzhou Huarui Precision Cutting Tools Co. Ltd., Class A	7,057	75,584
	Zhuzhou Kibing Group Co. Ltd., Class A	217,001	182,162
*	Zhuzhou Smelter Group Co. Ltd., Class A	73,400	246,664
	Zhuzhou Times New Material Technology Co. Ltd., Class A	73,800	122,055
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	186,200	139,205
	Zijin Mining Group Co. Ltd., Class H	4,719,000	20,036,776
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,303,000	1,258,580
#	ZTE Corp., Class H	602,685	1,907,305
	ZTO Express Cayman, Inc. (2057 HK)	245,350	5,871,517
	ZTO Express Cayman, Inc. (ZTO US), ADR	244,606	5,875,436
TOTAL CHINA			1,637,621,008
COLOMBIA — (0.2%)
	Cementos Argos SA	191,193	667,808
	Grupo Argos SA	258,107	1,382,561
	Grupo Aval Acciones y Valores SA, ADR	3,517	18,570
	Grupo Cibest SA CIB US, ADR	47,711	4,414,222
	Grupo Cibest SA CIBEST CB	141,295	4,004,602
	Grupo de Inversiones Suramericana SA	64,178	1,117,971
	Grupo Energia Bogota SA ESP	1,014,451	921,199
	Interconexion Electrica SA ESP	257,551	2,440,801
TOTAL COLOMBIA			14,967,734
CZECH REPUBLIC — (0.1%)
	CEZ AS	91,935	5,922,287

The Emerging Markets Series
CONTINUED
	Shares	Value»
CZECH REPUBLIC — (Continued)
Komercni Banka AS	57,814	$2,895,310
TOTAL CZECH REPUBLIC		8,817,597
EGYPT — (0.1%)
Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,634,917	4,450,607
Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	134,573	364,020
TOTAL EGYPT		4,814,627
GREECE — (0.6%)
# Allwyn AG	107,743	1,665,356
Alpha Bank SA	1,594,638	7,907,381
# Athens International Airport SA	12,196	148,632
Cenergy Holdings SA	21,190	529,238
Eurobank SA	1,681,269	8,688,033
GEK Terna SA	24,830	1,299,729
Hellenic Telecommunications Organization SA	99,140	2,288,065
Helleniq Energy Holdings SA	18,109	270,901
# Metlen Energy & Metals PLC	74,839	3,993,108
Motor Oil Hellas Corinth Refineries SA	54,485	3,200,815
National Bank of Greece SA	394,347	7,378,643
Piraeus Bank SA	647,002	7,546,673
Public Power Corp. SA	126,057	3,248,248
Titan SA (TITC GA)	25,301	1,522,734
TOTAL GREECE		49,687,556
HUNGARY — (0.3%)
Magyar Telekom Telecommunications PLC	166,750	1,445,521
MOL Hungarian Oil & Gas PLC	443,245	6,346,245
OTP Bank Nyrt	125,562	18,600,981
Richter Gedeon Nyrt	66,391	2,473,674
TOTAL HUNGARY		28,866,421
INDIA — (12.8%)
360 ONE WAM Ltd.	171,914	2,044,003
		Shares	Value»
INDIA — (Continued)
	3M India Ltd.	1,268	$463,162
	ABB India Ltd.	33,985	2,578,286
	ACC Ltd.	18,676	266,192
*	Adani Energy Solutions Ltd.	216,444	3,715,997
	Adani Enterprises Ltd. ADE IN	45,622	1,438,155
*	Adani Green Energy Ltd.	110,375	1,593,688
	Adani Ports & Special Economic Zone Ltd.	367,345	6,508,753
*	Adani Power Ltd.	3,090,330	6,819,494
	Adani Total Gas Ltd.	157,414	1,075,350
*	Aditya Birla Capital Ltd.	835,604	3,545,442
*	Aditya Birla Lifestyle Brands Ltd.	165,269	163,793
	Aegis Logistics Ltd.	19,580	261,817
	AIA Engineering Ltd.	21,260	1,013,542
	Ajanta Pharma Ltd.	38,708	1,407,682
	Alkem Laboratories Ltd.	35,147	2,112,173
	Ambuja Cements Ltd.	409,686	1,853,382
	Apar Industries Ltd.	16,654	2,511,795
	APL Apollo Tubes Ltd.	136,673	2,589,145
	Apollo Hospitals Enterprise Ltd.	75,735	7,092,564
	Ashok Leyland Ltd.	4,027,856	6,991,093
	Asian Paints Ltd.	175,745	5,038,213
Ω	Aster DM Quality Care Ltd.	118,526	1,018,666
	Astral Ltd.	44,051	669,053
Ω	AU Small Finance Bank Ltd.	458,068	5,021,106
	Aurobindo Pharma Ltd.	285,848	4,731,130
* Ω	Avenue Supermarts Ltd.	35,843	1,473,865
	Axis Bank Ltd. (AXSB IN)	1,416,092	18,199,878
	Bajaj Auto Ltd.	52,469	6,332,731
	Bajaj Finance Ltd.	1,383,691	16,541,068
	Bajaj Finserv Ltd.	240,357	5,113,503
	Bajaj Holdings & Investment Ltd.	24,947	2,962,931
	Balkrishna Industries Ltd.	93,488	2,410,054
	Bank of Baroda	904,824	2,301,745
	Bank of India	681,405	982,848
	Bank of Maharashtra	2,004,473	1,664,572
	Berger Paints India Ltd.	198,042	1,077,152
	Bharat Dynamics Ltd.	45,234	594,036

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Electronics Ltd.	1,874,400	$7,617,358
	Bharat Forge Ltd.	261,827	6,045,858
	Bharat Heavy Electricals Ltd.	762,914	3,247,989
	Bharat Petroleum Corp. Ltd.	1,238,571	4,145,098
	Bharti Airtel Ltd.	1,935,541	39,905,856
	Bharti Hexacom Ltd.	19,100	323,306
	Biocon Ltd.	378,817	1,690,706
	Blue Star Ltd.	46,756	822,203
	Bosch Ltd.	4,073	1,752,432
	Britannia Industries Ltd.	70,367	3,984,903
	BSE Ltd.	182,920	6,986,402
	Canara Bank	1,973,841	2,582,112
	CG Power & Industrial Solutions Ltd.	446,830	4,035,355
	Cholamandalam Financial Holdings Ltd.	13,288	214,716
	Cholamandalam Investment & Finance Co. Ltd.	411,702	7,957,999
	Cipla Ltd.	443,814	6,843,927
	Coal India Ltd.	846,991	3,679,400
Ω	Cochin Shipyard Ltd.	22,575	338,369
	Coforge Ltd.	230,890	4,166,761
	Colgate-Palmolive India Ltd.	122,914	2,664,585
	Container Corp. of India Ltd.	190,192	1,044,998
	Coromandel International Ltd.	120,437	2,625,178
	Cummins India Ltd.	129,611	7,485,918
	Dabur India Ltd.	368,429	1,628,128
	Dalmia Bharat Ltd.	15,615	294,446
*	Delhivery Ltd.	290,806	1,464,296
	Divi's Laboratories Ltd.	68,881	5,835,746
	Dixon Technologies India Ltd.	27,187	3,916,254
	DLF Ltd.	440,685	3,033,294
#	Dr. Reddy's Laboratories Ltd., ADR	511,886	6,065,849
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	122,796	1,469,936
	Eicher Motors Ltd.	100,868	8,277,513
Ω	Endurance Technologies Ltd.	25,870	745,580
	Escorts Kubota Ltd.	4,956	160,266
*	Eternal Ltd.	781,578	2,478,565
	Exide Industries Ltd.	107,513	504,024
	Federal Bank Ltd.	1,907,959	7,168,964
		Shares	Value»
INDIA — (Continued)
	Fortis Healthcare Ltd.	297,272	$2,940,198
*	FSN E-Commerce Ventures Ltd.	1,190,154	4,165,131
	GAIL India Ltd. (GAID LI), GDR	31,675	362,249
	GAIL India Ltd. (GAIL IN)	2,001,507	3,793,387
	Garden Reach Shipbuilders & Engineers Ltd.	7,293	198,317
	GE Vernova T&D India Ltd.	126,022	5,684,812
Ω	Gland Pharma Ltd.	13,652	358,379
	GlaxoSmithKline Pharmaceuticals Ltd.	29,214	811,406
	Glenmark Pharmaceuticals Ltd.	169,985	4,007,945
	Global Health Ltd.	3,669	54,021
*	GMR Airports Ltd.	2,072,479	2,286,038
	Godfrey Phillips India Ltd.	30,767	685,534
	Godrej Consumer Products Ltd.	271,996	3,038,690
*	Godrej Industries Ltd.	15,144	209,248
*	Godrej Properties Ltd.	98,006	2,157,940
	Grasim Industries Ltd.	169,249	5,488,780
	Gujarat Fluorochemicals Ltd.	17,400	795,508
	Havells India Ltd.	146,576	1,935,968
	HCL Technologies Ltd.	594,468	8,398,599
Ω	HDFC Asset Management Co. Ltd.	175,244	4,805,211
	HDFC Bank Ltd.	4,739,746	37,113,324
Ω	HDFC Life Insurance Co. Ltd.	290,008	1,673,584
	Hero MotoCorp Ltd. (HMCL IN)	148,958	8,411,853
	Himadri Speciality Chemical Ltd.	97,498	763,764
	Hindalco Industries Ltd.	1,268,841	13,002,297
	Hindustan Aeronautics Ltd.	126,981	6,181,999
	Hindustan Copper Ltd.	251,963	1,304,033
	Hindustan Petroleum Corp. Ltd.	858,273	3,490,024

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindustan Unilever Ltd.	302,576	$6,654,509
	Hitachi Energy India Ltd.	7,055	2,372,560
	Housing & Urban Development Corp. Ltd.	416,187	848,476
	Hyundai Motor India Ltd.	105,820	2,421,412
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	19,493,155
	ICICI Bank Ltd. (ICICIBC IN)	2,117,842	31,796,101
Ω	ICICI Lombard General Insurance Co. Ltd.	142,855	2,435,834
Ω	ICICI Prudential Life Insurance Co. Ltd.	195,714	1,060,074
	IDFC First Bank Ltd.	3,186,916	2,832,716
	Indian Bank	219,416	1,916,672
	Indian Hotels Co. Ltd.	601,547	4,664,364
	Indian Oil Corp. Ltd.	2,082,767	3,049,230
	Indian Railway Catering & Tourism Corp. Ltd.	238,383	1,224,432
Ω	Indian Railway Finance Corp. Ltd.	695,262	648,937
*	Indus Towers Ltd.	1,255,822	5,170,474
	IndusInd Bank Ltd.	386,453	4,092,456
	Info Edge India Ltd.	214,200	2,752,762
	Infosys Ltd. (INFO IN)	1,699,031	20,179,300
#	Infosys Ltd. (INFY US), Sponsored ADR	292,788	3,522,240
Ω	InterGlobe Aviation Ltd.	154,185	8,358,590
	Ipca Laboratories Ltd.	74,061	1,352,088
	ITC Ltd.	1,903,271	5,603,149
	Jindal Stainless Ltd.	394,916	3,036,018
	Jindal Steel Ltd.	398,460	4,605,976
	Jio Financial Services Ltd.	1,748,484	4,692,260
	JK Cement Ltd.	25,012	1,435,380
	JSW Energy Ltd.	426,050	2,478,360
	JSW Steel Ltd.	562,687	7,498,053
	Jubilant Foodworks Ltd.	114,301	525,743
	Kalyan Jewellers India Ltd.	6,886	44,233
	KEI Industries Ltd.	36,348	1,901,196
	Kirloskar Oil Engines Ltd.	11,293	257,585
		Shares	Value»
INDIA — (Continued)
	Kotak Mahindra Bank Ltd.	2,034,300	$8,285,239
	L&T Finance Ltd.	591,068	1,925,959
Ω	L&T Technology Services Ltd.	6,975	258,792
	Larsen & Toubro Ltd.	312,390	12,881,861
Ω	Laurus Labs Ltd.	299,427	5,696,411
	Linde India Ltd.	12,399	879,515
	Lloyds Metals & Energy Ltd.	94,251	2,011,379
Ω	Lodha Developers Ltd.	45,620	594,299
Ω	LTM Ltd.	46,770	2,142,753
	Lupin Ltd.	242,314	6,130,291
	Mahindra & Mahindra Financial Services Ltd.	504,361	2,046,485
	Mahindra & Mahindra Ltd.	793,184	28,197,685
*	Malco Energy Ltd.	1,388,095	518,199
	Mankind Pharma Ltd.	46,789	1,211,930
	Marico Ltd.	528,814	4,814,994
	Maruti Suzuki India Ltd.	61,939	9,240,538
*	Max Financial Services Ltd.	131,466	2,075,206
	Max Healthcare Institute Ltd.	406,161	4,687,076
	Mazagon Dock Shipbuilders Ltd.	33,893	846,042
	Motherson Sumi Wiring India Ltd.	479,050	203,932
	Motilal Oswal Financial Services Ltd.	108,998	974,000
	Mphasis Ltd.	116,715	2,857,004
	MRF Ltd.	2,337	3,255,531
	Multi Commodity Exchange of India Ltd.	122,916	3,468,830
	Muthoot Finance Ltd.	175,131	5,738,190
	Narayana Hrudayalaya Ltd.	77,337	1,637,491
	National Aluminium Co. Ltd.	1,211,198	4,461,803
	Navin Fluorine International Ltd.	23,166	1,840,236
	Nestle India Ltd.	384,606	6,063,841
	NHPC Ltd.	2,234,430	1,842,786
Ω	Nippon Life India Asset Management Ltd.	153,231	1,864,148
	NLC India Ltd.	295,809	922,562
	NMDC Ltd.	4,246,697	3,787,885
	NTPC Ltd.	2,093,729	7,599,817
	Oberoi Realty Ltd.	101,713	1,944,660

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Oil & Natural Gas Corp. Ltd.	1,521,913	$3,873,601
	Oil India Ltd.	386,172	1,863,343
	One 97 Communications Ltd.	310,220	4,346,636
	Oracle Financial Services Software Ltd.	27,889	3,274,425
	Page Industries Ltd.	5,811	2,450,713
	Patanjali Foods Ltd.	163,012	604,392
*	PB Fintech Ltd.	153,720	2,581,418
	Persistent Systems Ltd.	99,777	5,791,437
	Petronet LNG Ltd.	1,034,909	3,036,218
	Phoenix Mills Ltd.	121,961	2,420,128
	PI Industries Ltd.	26,663	770,368
	Pidilite Industries Ltd.	225,220	3,794,389
	Piramal Finance Ltd.	69,771	1,509,916
	Polycab India Ltd.	44,167	4,210,083
*	Poonawalla Fincorp Ltd.	38,380	186,207
	Power Finance Corp. Ltd.	1,727,554	7,691,016
	Power Grid Corp. of India Ltd.	2,176,970	6,479,220
	Prestige Estates Projects Ltd.	109,654	1,858,060
	Procter & Gamble Hygiene & Health Care Ltd.	10,034	904,490
	Punjab National Bank	1,807,490	2,132,811
	Radico Khaitan Ltd.	58,573	2,668,362
	Rail Vikas Nigam Ltd.	196,294	462,594
Ω	RBL Bank Ltd.	530,035	2,074,514
	REC Ltd.	1,844,827	7,205,983
	Reliance Industries Ltd. (RIL IN)	2,984,670	40,776,955
	Samvardhana Motherson International Ltd.	5,022,432	7,940,329
	SBI Cards & Payment Services Ltd.	22,035	152,297
Ω	SBI Life Insurance Co. Ltd.	222,407	4,404,265
	Schaeffler India Ltd.	32,921	1,406,868
	Shree Cement Ltd.	6,873	1,915,068
	Shriram Finance Ltd.	1,165,359	12,766,389
	Siemens Energy India Ltd.	35,847	1,215,537
*	Siemens Ltd.	25,747	1,009,281
	Solar Industries India Ltd.	25,227	4,854,516
		Shares	Value»
INDIA — (Continued)
Ω	Sona Blw Precision Forgings Ltd.	194,657	$1,567,722
	SRF Ltd.	135,219	3,718,534
	State Bank of India (SBID LI), GDR	128	13,946
	State Bank of India (SBIN IN)	1,323,819	14,250,273
	State Bank of India (SBKFF US), GDR	1,669	180,586
	Steel Authority of India Ltd.	963,953	1,706,550
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	400,455	8,334,941
	Sundaram Finance Ltd.	54,394	2,660,968
	Supreme Industries Ltd.	44,200	1,610,983
*	Suzlon Energy Ltd.	8,616,361	4,333,260
	Tata Communications Ltd.	101,833	1,872,743
	Tata Consultancy Services Ltd.	479,773	11,904,968
	Tata Consumer Products Ltd.	281,776	3,194,304
	Tata Motors Ltd./new	1,305,010	5,951,899
	Tata Motors Passenger Vehicles Ltd.	1,305,010	4,650,039
	Tata Power Co. Ltd.	955,325	3,812,442
	Tata Steel Ltd.	6,555,164	13,063,387
	Tech Mahindra Ltd.	490,966	8,538,231
	Thermax Ltd.	20,929	943,403
	Titan Co. Ltd.	189,342	9,686,306
	Torrent Pharmaceuticals Ltd.	125,148	6,743,761
	Torrent Power Ltd.	128,604	1,898,647
	Trent Ltd.	189,622	5,962,020
	Tube Investments of India Ltd.	79,804	2,299,545
	TVS Motor Co. Ltd.	217,577	9,825,163
	UltraTech Cement Ltd.	55,301	6,885,447
	Union Bank of India Ltd.	1,395,817	2,497,562
	United Breweries Ltd.	26,681	399,954
	United Spirits Ltd.	217,067	3,446,867
	UNO Minda Ltd.	135,920	1,680,400
	UPL Ltd.	556,261	3,513,480
	Varun Beverages Ltd.	917,953	4,231,594
*	Vedanta Aluminium Metal Ltd.	1,388,095	6,604,780
*	Vedanta Iron & Steel Ltd.	1,388,095	469,609

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Vedanta Ltd.	1,388,095	$3,855,114
*	Vedanta Power Ltd.	1,388,095	501,905
*	Vodafone Idea Ltd.	22,156,108	3,023,448
	Voltas Ltd.	114,762	1,590,131
	Welspun Corp. Ltd.	21,599	373,442
	Wipro Ltd.	1,741,566	3,361,005
*	Yes Bank Ltd.	15,073,250	3,596,894
	Zydus Lifesciences Ltd.	250,959	2,958,229
TOTAL INDIA			1,047,678,604
INDONESIA — (0.6%)
	AKR Corporindo Tbk. PT	346,200	28,239
	Alamtri Minerals Indonesia Tbk. PT	2,602,900	218,744
	Alamtri Resources Indonesia Tbk. PT	10,794,700	1,475,833
	Aneka Tambang Tbk. PT	7,263,500	1,157,562
	Astra International Tbk. PT	10,345,410	2,938,927
	Bank Central Asia Tbk. PT	26,482,900	9,281,587
	Bank Mandiri Persero Tbk. PT	20,135,968	4,685,032
	Bank Negara Indonesia Persero Tbk. PT	9,871,244	1,932,889
	Bank Rakyat Indonesia Persero Tbk. PT	29,651,176	4,986,611
	Bank Syariah Indonesia Persero Tbk. PT	6,542,623	660,854
*	Barito Pacific Tbk. PT	9,388,928	955,167
	Bukit Asam Persero Tbk. PT	945,600	122,144
*	Bumi Resources Minerals Tbk. PT	29,884,300	925,847
*	Bumi Resources Tbk. PT	87,478,500	796,616
*	Capital Financial Indonesia Tbk. PT	4,823,600	491,405
	Charoen Pokphand Indonesia Tbk. PT	6,091,400	1,115,447
	Cisarua Mountain Dairy Tbk. PT	43,900	11,248
	Dayamitra Telekomunikasi PT	9,336,800	239,941
	Elang Mahkota Teknologi Tbk. PT	3,286,100	96,602
*	Energi Mega Persada Tbk. PT	1,830,900	131,632
		Shares	Value»
INDONESIA — (Continued)
	Gudang Garam Tbk. PT	60,400	$63,743
*	Impack Pratama Industri Tbk. PT	4,046,200	345,642
	Indah Kiat Pulp & Paper Tbk. PT	739,200	343,616
	Indo Tambangraya Megah Tbk. PT	24,800	33,857
	Indofood CBP Sukses Makmur Tbk. PT	1,307,400	506,691
	Indofood Sukses Makmur Tbk. PT	3,851,900	1,491,253
	Indosat Tbk. PT	4,132,000	434,808
	Kalbe Farma Tbk. PT	7,322,700	294,095
	Mayora Indah Tbk. PT	2,476,525	232,013
	Medco Energi Internasional Tbk. PT	4,097,500	292,241
*	Merdeka Battery Materials Tbk. PT	18,242,500	509,339
*	Merdeka Copper Gold Tbk. PT	5,259,695	791,438
	Pantai Indah Kapuk Dua Tbk. PT	415,996	143,780
	Perusahaan Gas Negara Persero Tbk. PT	6,041,500	503,413
*	Petrindo Jaya Kreasi Tbk. PT	12,229,900	444,942
*	Petrosea Tbk. PT	1,908,900	494,803
	Sumber Alfaria Trijaya Tbk. PT	10,593,400	779,041
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	27,137,400	3,961,809
	Timah Persero Tbk. PT	1,504,400	316,173
	Tower Bersama Infrastructure Tbk. PT	368,400	29,642
	Transcoal Pacific Tbk. PT	766,600	215,369
	Trimegah Bangun Persada Tbk. PT	5,706,100	283,410
	Triputra Agro Persada PT	459,600	44,658
	Unilever Indonesia Tbk. PT	5,092,400	496,672
	United Tractors Tbk. PT	1,725,996	2,303,348
	Vale Indonesia Tbk. PT	1,524,200	442,976

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XLSMART Telecom Sejahtera Tbk. PT	4,445,600	$601,995
TOTAL INDONESIA			48,653,094
KUWAIT — (0.5%)
	Al Ahli Bank of Kuwait KSCP	984,643	855,150
	Boubyan Bank KSCP	407,266	848,515
	Boursa Kuwait Securities Co. KPSC	6,380	57,865
	Burgan Bank SAK	788,059	478,997
	Gulf Bank KSCP	2,723,794	3,098,056
	Kuwait Finance House KSCP	5,098,020	12,933,103
	Kuwait Telecommunications Co.	306,054	621,765
	Mabanee Co. KPSC	742,053	2,226,653
	Mobile Telecommunications Co. KSCP	2,459,186	4,749,734
	National Bank of Kuwait SAKP	4,162,293	11,553,336
	National Industries Co. KSC	53,459	46,879
	National Industries Group Holding SAK	1,626,920	1,198,489
	Warba Bank KSCP	2,147,259	1,940,389
TOTAL KUWAIT			40,608,931
MALAYSIA — (1.3%)
	99 Speed Mart Retail Holdings Bhd.	832,200	745,272
	Alliance Bank Malaysia Bhd.	1,038,470	1,210,049
	AMMB Holdings Bhd. (AMM MK)	2,154,159	3,567,773
	Axiata Group Bhd.	2,315,032	1,124,779
	Batu Kawan Bhd.	122,700	630,995
	Bursa Malaysia Bhd.	431,100	906,730
	CelcomDigi Bhd.	2,444,520	1,783,590
*	Chin Hin Group Bhd.	239,300	123,009
	CIMB Group Holdings Bhd.	5,567,870	10,752,601
	Dialog Group Bhd.	2,484,618	1,206,891
#	Eco World Development Group Bhd.	820,900	414,007
#	Fraser & Neave Holdings Bhd.	115,900	788,010
	Frontken Corp. Bhd.	1,628,800	2,072,732
#	Gamuda Bhd.	2,976,809	3,110,292
#	Gas Malaysia Bhd.	123,300	157,819
		Shares	Value»
MALAYSIA — (Continued)
#	Genting Bhd.	1,641,100	$851,188
#	Genting Malaysia Bhd.	2,426,000	1,037,355
	HAP Seng Consolidated Bhd.	234,800	159,242
	Heineken Malaysia Bhd.	65,100	304,906
	Hong Leong Bank Bhd.	239,466	1,292,029
	Hong Leong Financial Group Bhd.	209,483	949,304
	IHH Healthcare Bhd.	752,400	1,538,333
	IJM Corp. Bhd.	2,122,200	1,247,221
	Inari Amertron Bhd.	1,054,800	571,261
	IOI Corp. Bhd.	1,281,405	1,388,237
	IOI Properties Group Bhd.	1,370,229	1,270,599
	Kelington Group Bhd.	329,700	668,833
	KPJ Healthcare Bhd.	1,728,500	1,311,749
#	Kuala Lumpur Kepong Bhd.	368,802	1,898,898
#	Malayan Banking Bhd.	2,977,819	7,938,838
	Malayan Cement Bhd.	347,700	551,898
#	Malaysian Pacific Industries Bhd.	23,200	259,907
	Maxis Bhd.	1,475,200	1,335,858
	MISC Bhd.	630,898	1,233,065
Ω	Mr. DIY Group M Bhd.	2,527,150	976,639
	Nestle Malaysia Bhd.	53,100	1,314,321
	Petronas Chemicals Group Bhd.	1,192,500	1,398,640
	Petronas Dagangan Bhd.	229,900	1,097,436
#	Petronas Gas Bhd.	414,500	1,779,107
#	PPB Group Bhd.	550,080	1,263,771
#	Press Metal Aluminium Holdings Bhd.	2,060,800	4,000,505
	Public Bank Bhd.	7,869,170	9,948,364
	QL Resources Bhd.	1,558,677	1,524,798
	RHB Bank Bhd.	1,609,180	3,365,717
	SD Guthrie Bhd.	1,595,721	2,564,836
	Sime Darby Bhd.	3,795,661	2,004,549
#	Sime Darby Property Bhd.	2,592,500	854,372
#	Sunway Bhd.	1,579,882	2,038,455
	Sunway Construction Group Bhd.	528,600	1,023,443
*	Sunway Healthcare Holdings Bhd., Class B	448,888	211,740

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Telekom Malaysia Bhd.	890,229	$1,687,863
	Tenaga Nasional Bhd.	1,305,750	4,664,750
	TIME dotCom Bhd.	956,900	1,405,132
	Unisem M Bhd.	251,100	279,315
#	United Plantations Bhd.	233,150	1,926,602
*	UWC Bhd.	356,400	552,119
	ViTrox Corp. Bhd.	515,800	1,093,408
#	Westports Holdings Bhd.	798,923	1,392,208
	Yinson Holdings Bhd.	487,200	232,335
	YTL Corp. Bhd.	3,814,554	1,807,062
#	YTL Power International Bhd.	2,014,899	2,058,768
#	Zetrix Ai Bhd.	1,661,737	302,324
TOTAL MALAYSIA			107,171,849
MEXICO — (1.6%)
	America Movil SAB de CV (2228390D US), ADR	58,364	1,479,527
#	America Movil SAB de CV (AMXB MM)	10,372,936	13,176,165
	Arca Continental SAB de CV	325,180	3,714,144
	Cemex SAB de CV (CEMEXCPO MM)	9,114,032	10,808,754
	Cemex SAB de CV (CX US), Sponsored ADR	285,199	3,371,052
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	1,577	170,742
#	Coca-Cola Femsa SAB de CV (KOFUBL MM)	366,297	3,974,818
	Controladora AXTEL SAB de CV	3,493,876	176,313
	El Puerto de Liverpool SAB de CV, Class C1	163,857	983,265
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	607,316	7,782,776
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	1,562	199,920
#	Gruma SAB de CV, Class B	178,279	2,658,101
		Shares	Value»
MEXICO — (Continued)
#	Grupo Aeroportuario del Centro Norte SAB de CV	40,433	$539,395
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	4,725,533
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	10,988	2,388,242
#	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	11,915	3,284,012
#	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	82,621
#	Grupo Bimbo SAB de CV	1,092,416	3,915,655
	Grupo Carso SAB de CV	430,722	3,672,683
#	Grupo Comercial Chedraui SA de CV	224,305	1,168,440
	Grupo Financiero Banorte SAB de CV, Class O	1,631,833	18,809,962
#	Grupo Financiero Inbursa SAB de CV, Class O	1,422,803	3,666,370
	Grupo Mexico SAB de CV	1,827,854	21,982,373
	Industrias Penoles SAB de CV	201,231	9,252,594
	Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	3,594,477
	Organizacion Soriana SAB de CV, Class B	169,864	290,209
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	185,070	2,932,568
	Wal-Mart de Mexico SAB de CV	2,157,015	6,271,964
TOTAL MEXICO			135,072,675
PERU — (0.2%)
	Cementos Pacasmayo SAA, ADR	15,061	177,723

The Emerging Markets Series
CONTINUED
		Shares	Value»
PERU — (Continued)
	Cia de Minas Buenaventura SAA, ADR	35,679	$1,080,360
	Credicorp Ltd.	31,265	12,524,134
TOTAL PERU			13,782,217
PHILIPPINES — (0.3%)
	Aboitiz Equity Ventures, Inc.	1,236,220	716,939
	Aboitiz Power Corp.	1,003,100	700,735
	Ayala Corp.	131,922	1,101,967
	Ayala Land, Inc.	3,835,518	1,056,477
	Bank of the Philippine Islands	1,255,722	2,097,630
	BDO Unibank, Inc.	1,803,628	3,656,187
	China Banking Corp.	377,900	327,783
	DMCI Holdings, Inc.	1,613,200	192,319
	Emperador, Inc.	1,253,700	322,136
	Globe Telecom, Inc.	23,412	692,222
	International Container Terminal Services, Inc.	556,400	8,737,449
	JG Summit Holdings, Inc.	1,724,600	624,427
	Jollibee Foods Corp.	353,920	859,372
	LT Group, Inc.	937,100	224,182
	Manila Electric Co.	126,890	995,809
	Metropolitan Bank & Trust Co.	1,653,498	1,770,701
	PLDT, Inc. (TEL PM)	63,265	1,257,827
	Puregold Price Club, Inc.	109,900	73,659
	San Miguel Corp.	815,660	891,655
	SM Investments Corp.	76,213	738,178
	SM Prime Holdings, Inc.	3,779,510	1,129,720
	Synergy Grid & Development Phils, Inc.	542,500	252,185
	Universal Robina Corp.	443,640	427,913
TOTAL PHILIPPINES			28,847,472
POLAND — (1.3%)
	Alior Bank SA	113,791	4,199,060
* Ω	Allegro.eu SA	785,728	9,465,008
#	Asseco Poland SA	37,288	1,997,063
	Bank Handlowy w Warszawie SA	30,810	1,004,889
*	Bank Millennium SA	463,894	2,563,640
	Bank Polska Kasa Opieki SA	131,054	8,638,394
*	Benefit Systems SA	796	1,153,693
	BNPP Bank Polska SA	2,626	109,258
	Budimex SA	13,683	2,653,821
		Shares	Value»
POLAND — (Continued)
	CD Projekt SA	37,945	$2,538,140
* Ω	Dino Polska SA	274,720	2,355,554
#	ING Bank Slaski SA	26,990	3,201,870
	KGHM Polska Miedz SA	96,352	7,987,038
	LPP SA	829	4,822,191
*	mBank SA	13,901	5,040,255
	Orange Polska SA	561,586	2,293,145
	ORLEN SA	455,012	18,055,463
	Pepco Group NV	175,406	2,160,696
*	PGE Polska Grupa Energetyczna SA	991,873	2,680,719
	Powszechna Kasa Oszczednosci Bank Polski SA	344,222	10,310,440
	Powszechny Zaklad Ubezpieczen SA	333,449	6,350,074
	Santander Bank Polska SA	16,240	3,201,890
	Tauron Polska Energia SA	1,141,117	2,756,024
Ω	XTB SA	3,542	141,226
*	Zabka Group SA	181,434	1,546,322
TOTAL POLAND			107,225,873
QATAR — (0.5%)
	Al Rayan Bank	1,485,059	811,355
	Commercial Bank PSQC	1,949,689	2,202,461
	Dukhan Bank	1,030,396	919,535
*	Estithmar Holding QPSC	554,083	641,227
	Industries Qatar QSC	241,364	700,374
	Mesaieed Petrochemical Holding Co.	1,747,416	525,408
	Nebras Energy	360,473	1,462,804
	Ooredoo QPSC	1,014,178	3,483,079
	Qatar Fuel QSC	247,377	943,653
	Qatar Gas Transport Co. Ltd.	2,385,438	2,710,933
	Qatar International Islamic Bank QSC	723,269	2,152,052
	Qatar Islamic Bank QPSC	527,711	3,151,375
	Qatar National Bank QPSC	3,464,678	15,782,688
	Qatar Navigation QSC	704,818	1,915,415
	Vodafone Qatar PQSC	76,017	54,011
TOTAL QATAR			37,456,370

The Emerging Markets Series
CONTINUED
		Shares	Value»
RUSSIA — (0.0%)
* ††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	$0
* ††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
* ††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	172,148	0
* ††	PhosAgro PJSC	582	0
* ††	Polyus PJSC (PLZL LI), GDR	20,177	0
* ††	RusHydro PJSC (HYDR LI), ADR	801,602	0
* ††	RusHydro PJSC (RSHYY US), ADR	6,421	0
* ††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
* ††	Severstal PAO (SVJTY US), GDR	110	0
* ††	Severstal PAO (SVST LI), GDR	67,765	0
* ††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0
SAUDI ARABIA — (2.3%)
*	ACWA Power Co.	73,596	3,687,392
	Ades Holding Co.	355,455	1,577,879
	Al Rajhi Bank	1,548,895	25,849,147
	Aldrees Petroleum & Transport Services Co.	32,268	986,950
	Alinma Bank	1,088,777	6,783,928
	Almarai Co. JSC	262,673	3,243,249
	Arab National Bank	762,016	4,409,530
	Arabian Internet & Communications Services Co.	17,549	1,006,660
	Astra Industrial Group Co.	28,280	913,960
	Bank AlBilad	633,158	4,152,174
	Bank Al-Jazira	622,708	2,018,550
	Banque Saudi Fransi	958,286	5,053,649
	Bupa Arabia for Cooperative Insurance Co.	60,442	2,532,191
	Co. for Cooperative Insurance	79,101	2,584,320
*	Dar Al Arkan Real Estate Development Co.	546,845	2,681,785
	Dr. Sulaiman Al Habib Medical Services Group Co.	43,918	2,749,656
		Shares	Value»
SAUDI ARABIA — (Continued)
	Electrical Industries Co.	576,668	$2,172,854
	Elm Co.	8,213	1,489,503
	Etihad Etisalat Co.	520,555	8,625,827
*	Jabal Omar Development Co.	409,085	1,745,833
	Jamjoom Pharmaceuticals Factory Co.	13,289	483,886
	Jarir Marketing Co.	586,008	2,601,636
*	Mobile Telecommunications Co. Saudi Arabia	162,195	447,556
	Mouwasat Medical Services Co.	78,261	1,299,387
*	Rabigh Refining & Petrochemical Co.	408,020	1,619,858
*	Rasan Information Technology Co.	23,025	799,114
	Riyad Bank	1,519,056	8,239,148
	Riyadh Cables Group Co.	36,770	978,615
	SABIC Agri-Nutrients Co.	179,530	5,893,528
	Sahara International Petrochemical Co.	264,102	896,631
	SAL Saudi Logistics Services	19,882	917,824
*	Saudi Arabian Mining Co.	432,137	6,526,864
Ω	Saudi Arabian Oil Co.	3,129,886	22,082,064
	Saudi Aramco Base Oil Co.	35,092	1,184,251
	Saudi Awwal Bank	645,952	5,836,517
	Saudi Basic Industries Corp.	194,615	2,577,147
	Saudi Energy Co.	604,969	2,737,300
	Saudi Industrial Investment Group	38,763	123,517
	Saudi Investment Bank	614,846	2,277,173
	Saudi National Bank	1,208,763	12,648,993
	Saudi Tadawul Group Holding Co.	18,008	569,957
	Saudi Telecom Co.	1,584,604	18,218,205
	Yanbu National Petrochemical Co.	192,444	1,574,775
TOTAL SAUDI ARABIA			184,798,983
SOUTH AFRICA — (2.7%)
	Absa Group Ltd.	684,129	9,429,256
	Anglogold Ashanti PLC (AU US)	208,159	16,511,172
	Bid Corp. Ltd.	278,804	7,648,054
	Bidvest Group Ltd.	153,028	2,296,056

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Capitec Bank Holdings Ltd.	32,018	$9,142,259
	Clicks Group Ltd.	10,038	134,338
	Discovery Ltd.	503,402	8,006,044
	Exxaro Resources Ltd.	68,777	849,531
	FirstRand Ltd.	2,638,155	15,777,673
	Gold Fields Ltd. (GFI US), Sponsored ADR	570,940	18,509,875
	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	5,615,451
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	234,867	3,699,155
	Impala Platinum Holdings Ltd.	744,532	8,120,009
	Investec Ltd.	230,182	1,991,213
	Kumba Iron Ore Ltd.	55,932	887,774
	Mr. Price Group Ltd.	15,974	164,496
	MTN Group Ltd.	1,447,610	17,946,118
	Naspers Ltd., Class N	249,995	13,135,394
	Nedbank Group Ltd.	421,077	7,122,763
	NEPI Rockcastle NV	451,238	4,153,592
	Northam Platinum Holdings Ltd.	303,381	4,344,089
	Old Mutual Ltd. (OMU SJ)	74,077	59,922
	OUTsurance Group Ltd.	821,350	4,111,137
Ω	Pepkor Holdings Ltd.	1,416,277	1,822,891
	Sanlam Ltd.	1,355,449	7,216,364
*	Sasol Ltd. (SOL SJ)	645,720	7,652,045
	Shoprite Holdings Ltd.	402,810	7,006,062
	Sibanye Stillwater Ltd. (SBSW US), ADR	187,579	1,658,198
	Standard Bank Group Ltd.	974,360	19,401,474
	Valterra Platinum Ltd.	158,124	11,840,427
	Vodacom Group Ltd.	622,894	6,026,809
TOTAL SOUTH AFRICA			222,279,641
SOUTH KOREA — (18.9%)
*	ABLBio, Inc.	5,576	258,468
#	Alteogen, Inc.	15,038	3,222,993
#	Amorepacific Corp.	23,369	2,107,297
	BNK Financial Group, Inc.	39,792	417,049
	Caregen Co. Ltd.	1,711	65,803
	Celltrion, Inc.	96,346	12,416,299
	CJ Corp.	9,111	817,202
	Classys, Inc.	5,127	146,831
	Coway Co. Ltd.	66,225	4,195,613
		Shares	Value»
SOUTH KOREA — (Continued)
	Daeduck Electronics Co. Ltd.	5,625	$368,440
*	Daewoo Engineering & Construction Co. Ltd.	135,316	1,161,083
#	DB HiTek Co. Ltd.	27,804	1,578,824
	DB Insurance Co. Ltd.	61,354	6,643,999
#	Doosan Bobcat, Inc.	52,330	2,154,247
#	Doosan Co. Ltd.	5,907	4,664,086
*	Doosan Enerbility Co. Ltd.	221,522	10,152,088
#	Ecopro BM Co. Ltd.	26,712	1,908,084
#	Ecopro Co. Ltd.	52,186	2,856,827
	Eo Technics Co. Ltd.	2,954	598,980
	GS Holdings Corp. (078930 KS)	55,047	3,405,697
	GS P&L Co. Ltd.	5,988	146,337
	Hana Financial Group, Inc.	274,611	23,737,105
	Hanjin Kal Corp.	18,529	1,415,865
#	Hankook Tire & Technology Co. Ltd.	92,451	4,306,875
	Hanmi Pharm Co. Ltd.	3,270	753,813
#	Hanmi Semiconductor Co. Ltd.	33,045	4,776,963
	Hansol Chemical Co. Ltd.	1,001	142,332
	Hanwha Aerospace Co. Ltd.	19,602	12,584,238
#	Hanwha Corp.	14,913	876,558
*	Hanwha Engine	11,911	319,643
*	Hanwha Life Insurance Co. Ltd.	73,066	220,954
*	Hanwha Ocean Co. Ltd.	40,906	2,421,642
# *	Hanwha Solutions Corp.	119,632	2,105,712
#	Hanwha Systems Co. Ltd.	49,771	2,179,781
*	Hanwha Vision Co. Ltd.	20,731	588,908
	HD Construction Equipment Co. Ltd.	20,516	1,750,233
	HD Hyundai Co. Ltd.	55,508	7,622,053
#	HD Hyundai Electric Co. Ltd.	17,533	8,107,768
#	HD Hyundai Heavy Industries Co. Ltd.	13,518	4,526,040

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,798	$9,772,072
# *	HLB Co. Ltd.	45,336	964,519
#	HMM Co. Ltd.	211,990	3,088,940
#	HPSP Co. Ltd.	49,793	1,173,269
*	Hugel, Inc.	2,176	350,937
#	HYBE Co. Ltd.	21,773	2,548,772
	Hyosung Heavy Industries Corp.	3,665	5,956,438
#	Hyundai Autoever Corp.	6,172	1,544,169
	Hyundai Elevator Co. Ltd.	1,937	90,650
#	Hyundai Engineering & Construction Co. Ltd.	68,357	4,429,160
	Hyundai Glovis Co. Ltd.	51,597	7,076,291
	Hyundai Mobis Co. Ltd.	35,390	11,445,335
#	Hyundai Motor Co.	79,357	21,026,184
	Hyundai Rotem Co. Ltd.	66,286	6,159,945
	Hyundai Steel Co.	29,477	535,307
#	Iljin Electric Co. Ltd.	12,513	444,697
	Industrial Bank of Korea	320,054	4,588,600
	ISC Co. Ltd.	2,500	220,292
#	IsuPetasys Co. Ltd.	38,208	1,918,375
	JB Financial Group Co. Ltd.	25,111	457,978
	Jusung Engineering Co. Ltd.	9,721	802,237
#	Kakao Corp.	174,578	4,499,046
#	KakaoBank Corp.	109,087	1,673,176
*	Kakaopay Corp.	15,546	459,894
	Kangwon Land, Inc.	2,989	30,661
	KB Financial Group, Inc. (105560 KS)	261,915	30,653,650
	KCC Corp.	750	197,453
	KEPCO Engineering & Construction Co., Inc.	5,585	341,512
	Kia Corp.	196,820	17,745,335
#	KIWOOM Securities Co. Ltd.	22,126	4,418,021
#	Korea Aerospace Industries Ltd.	62,023	5,522,184
	Korea Electric Power Corp. (015760 KS)	229,657	5,518,739
	Korea Investment Holdings Co. Ltd.	51,532	7,274,966
#	Korea Zinc Co. Ltd.	1,377	938,924
		Shares	Value»
SOUTH KOREA — (Continued)
	Korean Air Lines Co. Ltd.	201,280	$3,565,859
#	Krafton, Inc.	34,462	5,823,924
	KT Corp. (KT US), Sponsored ADR	82,100	1,485,189
	KT&G Corp.	80,047	9,960,919
	Kumho Petrochemical Co. Ltd.	5,579	443,413
#	LEENO Industrial, Inc.	52,270	2,297,359
#	LG Chem Ltd.	46,741	8,278,667
	LG Corp.	75,623	5,243,070
# *	LG Display Co. Ltd. (034220 KS)	147,101	925,472
# *	LG Display Co. Ltd. (LPL US), ADR	104,346	313,038
#	LG Electronics, Inc.	124,620	13,813,098
*	LG Energy Solution Ltd.	15,291	3,459,284
	LG H&H Co. Ltd.	2,390	477,534
#	LG Innotek Co. Ltd.	16,950	5,854,327
	LG Uplus Corp.	246,818	2,530,755
#	LIG Defense&Aerospace Co. Ltd.	12,128	5,925,995
# *	LigaChem Biosciences, Inc.	1,779	107,316
	Lotte Shopping Co. Ltd.	2,374	191,769
	LS Corp.	22,166	4,000,249
	LS Electric Co. Ltd.	70,916	8,929,458
	Macquarie Korea Infrastructure Fund	123,602	874,774
*	Meritz Financial Group, Inc.	90,010	7,723,989
#	Mirae Asset Securities Co. Ltd.	210,131	4,991,809
	NAVER Corp.	90,406	12,942,583
	NC Corp.	5,563	904,473
Ω	Netmarble Corp.	3,374	90,154
	NH Investment & Securities Co. Ltd., Class C	170,869	3,346,732
	Orion Corp.	4,896	449,037
*	Peptron, Inc.	5,621	498,336
	Posco DX Co. Ltd.	33,027	438,506
#	POSCO Future M Co. Ltd.	13,452	1,276,504
	POSCO Holdings, Inc. (005490 KS)	64,442	13,914,488
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	2,579	137,125
#	Posco International Corp.	43,584	1,588,996

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
# *	Rainbow Robotics	4,141	$1,230,985
	S-1 Corp.	323	15,997
	Sam Chun Dang Pharm Co. Ltd.	6,726	693,609
* Ω	Samsung Biologics Co. Ltd.	8,131	8,365,489
	Samsung C&T Corp.	47,044	10,959,546
	Samsung Card Co. Ltd. (029780 KS)	19,061	624,350
	Samsung Electro-Mechanics Co. Ltd.	19,873	15,185,888
	Samsung Electronics Co. Ltd. (005930 KS)	3,156,038	549,323,528
	Samsung Engineering Co. Ltd.	163,107	4,828,269
# *	Samsung Episholdings Co. Ltd.	5,700	1,480,022
	Samsung Fire & Marine Insurance Co. Ltd.	28,914	12,514,033
*	Samsung Heavy Industries Co. Ltd.	488,876	7,268,651
	Samsung Life Insurance Co. Ltd.	47,725	10,004,127
*	Samsung SDI Co. Ltd.	39,131	10,670,295
#	Samsung SDS Co. Ltd.	39,127	5,515,645
#	Samsung Securities Co. Ltd.	105,237	7,133,037
#	Samyang Foods Co. Ltd.	3,535	2,882,130
#	Sanil Electric Co. Ltd.	7,867	763,824
	Shinhan Financial Group Co. Ltd. (055550 KS)	291,646	20,246,074
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	18,122	1,267,271
#	Shinsegae, Inc.	4,640	1,342,543
*	SK Biopharmaceuticals Co. Ltd.	23,439	1,287,815
	SK Hynix, Inc.	350,913	398,516,102
*	SK Innovation Co. Ltd.	37,174	2,847,458
	SK Telecom Co. Ltd. (017670 KS)	94,386	5,333,602
	SK, Inc.	32,893	12,288,560
# *	SKC Co. Ltd.	13,891	682,008
#	S-Oil Corp.	38,378	3,436,984
		Shares	Value»
SOUTH KOREA — (Continued)
# *	Taihan Cable & Solution Co. Ltd.	43,396	$690,508
*	Voronoi, Inc.	2,182	169,345
#	WONIK IPS Co. Ltd.	15,802	1,036,914
	Woori Financial Group, Inc. (316140 KS)	728,196	16,857,251
#	Youngone Corp.	12,344	766,822
#	Yuhan Corp.	27,739	1,416,443
TOTAL SOUTH KOREA			1,552,039,784
TAIWAN — (27.5%)
	Accton Technology Corp.	377,000	24,435,986
	Acer, Inc.	467,811	414,531
#	Acter Group Corp. Ltd.	25,000	703,450
#	ADATA Technology Co. Ltd.	58,000	694,662
	Advanced Echem Materials Co. Ltd.	1,068	23,418
	Advanced Energy Solution Holding Co. Ltd.	21,000	587,605
	Advantech Co. Ltd.	503,089	8,569,457
	Airtac International Group	157,602	6,382,973
	Alchip Technologies Ltd.	64,000	5,906,801
	ASE Technology Holding Co. Ltd.	3,031,782	51,735,826
	Asia Cement Corp.	801,758	817,029
	Asia Vital Components Co. Ltd.	269,000	18,918,184
#	ASMedia Technology, Inc.	12,000	482,006
	ASPEED Technology, Inc.	34,430	15,037,147
	Asustek Computer, Inc.	583,180	14,470,157
#	AUO Corp. (2409 TT)	7,603,498	5,567,560
#	AURAS Technology Co. Ltd.	14,000	382,346
#	Bizlink Holding, Inc.	184,950	11,775,619
	Catcher Technology Co. Ltd.	372,429	2,092,252
	Cathay Financial Holding Co. Ltd.	6,553,393	20,395,995
#	Chailease Holding Co. Ltd.	1,757,104	6,032,039
	Chang Hwa Commercial Bank Ltd.	7,464,570	5,803,227

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chenbro Micom Co. Ltd.	24,000	$762,649
	Cheng Shin Rubber Industry Co. Ltd.	371,965	350,274
	Chicony Electronics Co. Ltd.	489,497	1,594,227
	China Airlines Ltd.	689,536	478,018
#	China Steel Corp.	11,515,932	6,737,674
	Chroma ATE, Inc.	314,000	19,727,382
	Chunghwa Telecom Co. Ltd. (2412 TT)	1,664,000	7,154,281
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	141,387	6,024,500
	Compal Electronics, Inc.	1,280,541	1,408,253
	Compeq Manufacturing Co. Ltd.	1,295,522	6,628,264
	CTBC Financial Holding Co. Ltd.	11,441,175	22,835,826
	Delta Electronics, Inc.	964,486	47,450,411
#	E Ink Holdings, Inc.	765,000	4,426,523
	E.Sun Financial Holding Co. Ltd.	11,784,602	14,055,625
	Eclat Textile Co. Ltd.	20,402	218,226
	Elite Material Co. Ltd.	196,000	28,136,306
	eMemory Technology, Inc.	62,000	4,658,216
	Eva Airways Corp.	4,456,758	5,946,098
#	Evergreen Marine Corp. Taiwan Ltd.	1,045,289	6,569,255
#	EZconn Corp.	27,000	942,115
	Far Eastern New Century Corp.	550,085	460,954
	Far EasTone Telecommunications Co. Ltd.	2,171,000	7,047,660
	Feng TAY Enterprise Co. Ltd.	297,666	627,761
	First Financial Holding Co. Ltd.	10,963,409	12,455,083
	Formosa Chemicals & Fibre Corp.	2,688,518	4,681,617
	Formosa Petrochemical Corp.	907,000	1,958,785
	Formosa Plastics Corp.	3,045,153	5,120,342
#	Fortune Electric Co. Ltd.	138,620	2,995,700
	Fositek Corp.	7,000	286,297
	Foxconn Technology Co. Ltd.	683,627	1,183,680
		Shares	Value»
TAIWAN — (Continued)
	Fubon Financial Holding Co. Ltd.	5,539,933	$22,082,011
#	Gigabyte Technology Co. Ltd.	510,000	5,263,444
	Global Unichip Corp.	69,000	7,901,273
	Globalwafers Co. Ltd.	282,000	7,122,805
	Gold Circuit Electronics Ltd.	335,000	8,029,358
	Highwealth Construction Corp.	319,416	433,245
	Hiwin Technologies Corp.	25,291	235,372
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	7,461,322	56,982,160
	Hon Precision, Inc.	8,000	1,483,858
#	Hotai Motor Co. Ltd.	220,960	3,792,116
#	Hua Nan Financial Holdings Co. Ltd., Class C	8,215,531	11,035,168
#	Innolux Corp.	6,916,372	9,491,715
#	International Games System Co. Ltd., Class C	284,000	6,796,363
#	Inventec Corp.	2,626,550	4,931,657
#	Jentech Precision Industrial Co. Ltd.	50,000	5,179,012
	KGI Financial Holding Co. Ltd.	17,412,108	16,450,627
	King Slide Works Co. Ltd.	34,000	8,147,127
#	King Yuan Electronics Co. Ltd.	1,562,400	10,552,724
	Kinsus Interconnect Technology Corp.	151,000	2,863,128
	L&K Engineering Co. Ltd.	136,000	2,926,649
	LandMark Optoelectronics Corp.	15,400	745,065
#	Largan Precision Co. Ltd. (3008 TT)	97,860	12,131,469
#	Lien Hwa Industrial Holdings Corp.	651,644	808,664
	Lite-On Technology Corp.	1,515,410	9,603,580
	Lotes Co. Ltd.	103,700	5,844,478
*	Macronix International Co. Ltd.	1,668,000	5,010,088
	MediaTek, Inc.	735,995	78,403,841
	Mega Financial Holding Co. Ltd.	10,320,541	16,917,153
	Micro-Star International Co. Ltd.	99,000	428,943

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Mitac Holdings Corp.	160,000	$427,504
	MPI Corp.	50,000	7,958,784
	Nan Ya Plastics Corp.	4,051,599	19,250,493
	Nan Ya Printed Circuit Board Corp.	188,000	5,176,208
*	Nanya Technology Corp.	1,205,010	12,883,040
#	Nien Made Enterprise Co. Ltd.	57,000	672,042
#	Novatek Microelectronics Corp.	474,000	7,491,373
	Pegatron Corp.	2,125,345	5,499,494
	PharmaEssentia Corp.	282,915	9,204,251
#	Phison Electronics Corp.	169,000	8,317,390
*	Powerchip Semiconductor Manufacturing Corp.	2,791,000	4,564,711
#	Powertech Technology, Inc.	902,819	6,454,807
#	President Chain Store Corp.	538,831	3,731,309
#	Quanta Computer, Inc.	2,440,000	21,706,007
#	Realtek Semiconductor Corp.	442,950	9,185,362
#	Shanghai Commercial & Savings Bank Ltd.	3,503,405	4,913,085
	Shihlin Electric & Engineering Corp.	28,000	167,702
	Silergy Corp.	202,000	2,516,009
	Sino-American Silicon Products, Inc.	56,000	265,081
	SinoPac Financial Holdings Co. Ltd.	11,623,612	14,496,265
	Synnex Technology International Corp.	196,343	563,119
	TA Chen Stainless Pipe	502,636	670,152
#	Taichung Commercial Bank Co. Ltd.	851,555	538,675
#	Taiwan Business Bank	4,530,181	2,542,315
	Taiwan Cooperative Financial Holding Co. Ltd.	9,090,932	7,746,518
# *	Taiwan Glass Industry Corp.	859,375	1,187,587
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan High Speed Rail Corp.	919,000	$737,524
#	Taiwan Mobile Co. Ltd.	1,807,300	6,276,807
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	14,820,809	1,096,224,598
	Taiwan Union Technology Corp.	203,000	6,796,845
#	TCC Group Holdings Co. Ltd.	6,607,701	4,947,603
	Teco Electric & Machinery Co. Ltd.	487,000	961,725
#	Transcend Information, Inc.	23,000	204,261
	Tripod Technology Corp.	561,870	6,308,699
	TS Financial Holding Co. Ltd (2887 TT)	21,358,121	23,517,513
*	TS Financial Holding Co. Ltd (28871 TT)	598,628	175,908
	Unimicron Technology Corp.	936,622	21,975,933
	Union Bank of Taiwan	1,058,272	675,990
#	Uni-President Enterprises Corp.	5,284,033	12,015,702
	United Integrated Services Co. Ltd.	170,000	5,689,211
	United Microelectronics Corp. (2303 TT)	9,504,000	35,555,389
#	United Microelectronics Corp. (UMC US), Sponsored ADR	59,082	1,124,330
	Vanguard International Semiconductor Corp.	1,125,126	5,158,001
	VisEra Technologies Co. Ltd.	90,000	1,159,678
	Voltronic Power Technology Corp.	1,224	35,909
#	Walsin Lihwa Corp.	412,952	396,285
	Wan Hai Lines Ltd.	886,747	2,313,021
	Win Semiconductors Corp.	332,000	2,929,130
#	Winbond Electronics Corp.	3,610,591	13,925,630
* ††	Wintek Corp.	604,760	0
	WinWay Technology Co. Ltd.	15,000	2,632,827

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Wistron Corp.	2,971,699	$15,937,200
#	Wiwynn Corp.	113,000	18,397,253
	WNC Corp.	21,172	141,898
	WPG Holdings Ltd.	1,741,039	5,969,137
	WT Microelectronics Co. Ltd.	740,945	4,471,940
#	Yageo Corp.	1,082,536	16,293,576
	Yang Ming Marine Transport Corp.	2,002,000	3,132,003
	Yuanta Financial Holding Co. Ltd.	9,917,018	20,688,759
	Zhen Ding Technology Holding Ltd.	936,700	11,752,731
TOTAL TAIWAN			2,252,395,664
THAILAND — (1.2%)
	Advanced Info Service PCL	632,100	7,179,944
	Airports of Thailand PCL	2,049,200	3,891,741
	Asset World Corp. PCL	5,637,100	497,498
	B Grimm Power PCL	161,000	90,325
	Bangchak Corp. PCL	464,800	622,779
	Bangkok Bank PCL (BBLF TB)	723,800	4,143,479
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	725,309
	Bangkok Dusit Medical Services PCL, Class F	7,063,100	4,056,524
	Bangkok Expressway & Metro PCL	4,666,500	941,954
	Banpu PCL	4,930,166	856,329
	Berli Jucker PCL	982,200	475,580
	Bumrungrad Hospital PCL	515,200	2,888,445
#	Cal-Comp Electronics Thailand PCL, Class F	2,533,600	621,564
	Central Pattana PCL	1,428,800	2,940,100
#	Central Plaza Hotel PCL	101,800	116,732
#	Central Retail Corp. PCL CRCF TB	1,482,900	1,183,932
	Charoen Pokphand Foods PCL	3,273,523	2,197,100
	Com7 PCL	1,161,200	1,059,295
	CP ALL PCL	2,210,200	3,168,773
	CP Axtra PCL	491,800	218,825
	Delta Electronics Thailand PCL	1,294,200	10,596,735
	Electricity Generating PCL	249,900	1,001,401
	Global Power Synergy PCL	465,400	714,616
		Shares	Value»
THAILAND — (Continued)
	Gulf Development PCL	1,917,625	$3,822,566
#	Home Product Center PCL	3,954,613	767,471
	Indorama Ventures PCL	1,320,300	869,597
#	I-TAIL Corp. PCL	371,500	193,812
	Kasikornbank PCL (KBANKF TB)	220,900	1,611,703
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	40,128
#	Kiatnakin Phatra Bank PCL	219,787	727,946
	Krung Thai Bank PCL	1,595,187	2,107,236
	Krungthai Card PCL	532,400	607,624
#	Land & Houses PCL (LHF TB)	874,800	99,791
	MBK PCL	589,604	398,181
	Minor International PCL	3,034,783	2,137,636
	Muangthai Capital PCL	458,500	467,508
	Osotspa PCL	135,700	71,235
	PTT Exploration & Production PCL	1,146,255	5,133,580
	PTT Global Chemical PCL	1,386,625	1,519,331
	PTT Oil & Retail Business PCL	1,571,500	600,983
	PTT PCL	6,050,800	6,975,168
	Ratch Group PCL	1,076,700	1,237,581
	SCB X PCL	380,966	1,742,287
	SCG Packaging PCL	578,201	524,829
	Siam Cement PCL	440,100	3,339,820
#	Thai Airways International PCL	4,831,700	803,888
#	Thai Life Insurance PCL	1,233,000	429,051
	Thai Oil PCL	1,225,217	2,397,479
	Thai Union Group PCL	344,140	125,428
	Thaifoods Group PCL	1,717,200	503,069
	Thanachart Capital PCL	167,200	390,226
	TIDLOR Holdings PCL	205,600	116,816
	Tisco Financial Group PCL (TISCO/F TB)	173,900	668,315
#	TMBThanachart Bank PCL	19,015,797	1,738,068
	True Corp. PCL	9,077,286	3,903,107
	TTW PCL	500,828	155,810
	WHA Corp. PCL	6,825,800	988,939
TOTAL THAILAND			97,405,189

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (0.6%)
	Agesa Hayat ve Emeklilik AS	5,515	$28,183
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	232,436	163,994
	Akbank TAS	2,077,814	2,764,234
	Aksa Akrilik Kimya Sanayii AS	1,151,605	315,015
# *	Aksa Enerji Uretim AS	293,985	582,483
	Alarko Holding AS	107,977	229,481
	Anadolu Anonim Turk Sigorta Sirketi	220,088	126,119
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	1,950,572	897,029
	Anadolu Hayat Emeklilik AS	26,027	62,863
# *	Arcelik AS	54,843	112,282
	Aselsan Elektronik Sanayi Ve Ticaret AS	372,393	2,682,749
#	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	392,206	2,438,179
	Aygaz AS	50,881	283,373
*	Baticim Cimento Sanayi Anonim Sirketi	68,895	51,527
	BIM Birlesik Magazalar AS	500,710	4,112,557
# *	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	14,476	158,904
	Borusan Yatirim ve Pazarlama AS	2,890	103,886
	Cimsa Cimento Sanayi VE Ticaret AS	144,173	136,215
	Coca-Cola Icecek AS	710,124	1,362,215
*	CVK Maden Isletmeleri Sanayi VE Ticaret AS	157,840	125,312
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	114,112	81,903
	Dogan Sirketler Grubu Holding AS	786,536	345,906
	Dogus Otomotiv Servis ve Ticaret AS	34,989	140,193
Ω	Enerjisa Enerji AS	197,327	451,998
	Enerya Enerji AS	729,440	141,568
		Shares	Value»
TURKEY — (Continued)
#	Enka Insaat ve Sanayi AS	658,060	$1,212,869
#	Eregli Demir ve Celik Fabrikalari TAS	2,057,610	1,839,192
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	133,790	239,786
#	Ford Otomotiv Sanayi AS	326,325	550,186
*	Gubre Fabrikalari TAS	57,073	477,880
	Is Yatirim Menkul Degerler AS, Class A	451,001	327,946
*	Isiklar Enerji ve Yapi Holding AS	121,547	428,551
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	158,487	448,714
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	65,208	58,281
# *	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	646,788	560,510
	Katilimevim Tasarruf Finansman AS	260,644	850,179
	Kiler Holding AS	111,759	173,468
#	KOC Holding AS	400,630	1,657,530
*	LDR Turizm AS	65,048	132,981
*	Margun Enerji Uretim Sanayi VE Ticaret AS	565,355	439,080
#	Migros Ticaret AS	57,340	754,188
* Ω	MLP Saglik Hizmetleri AS	78,131	666,003
#	Oyak Cimento Fabrikalari AS	603,103	257,392
# *	Pegasus Hava Tasimaciligi AS	175,211	563,830
*	Petkim Petrokimya Holding AS	712,566	286,628
*	Ral Yatirim Holding AS	74,090	375,060
*	Reysas Tasimacilik ve Lojistik Ticaret AS	32,292	15,109
	Ronesans Gayrimenkul Yatirim AS	42,347	178,484

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
# *	Sasa Polyester Sanayi AS	2,129,384	$110,754
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	49,374	221,573
	TAB Gida Sanayi Ve Ticaret AS, Class A	40,020	204,813
# *	TAV Havalimanlari Holding AS	198,070	1,130,038
	Tekfen Holding AS	68,799	223,502
*	Tera Yatirim Menkul Degerler AS	119,693	451,438
#	Tofas Turk Otomobil Fabrikasi AS	67,787	388,423
*	Trust Anadolu Metal Madencilik Isletmeleri AS	60,598	158,352
# *	Turk Altin Isletmeleri AS	697,595	646,880
	Turk Hava Yollari AO	435,030	2,871,660
# *	Turk Telekomunikasyon AS	663,441	711,798
	Turkcell Iletisim Hizmetleri AS	1,198,721	2,526,396
#	Turkiye Garanti Bankasi AS	391,168	1,012,237
#	Turkiye Is Bankasi AS, Class C	7,533,927	1,974,043
#	Turkiye Petrol Rafinerileri AS	578,282	3,602,173
	Turkiye Sigorta AS	3,482,150	460,797
#	Turkiye Sise ve Cam Fabrikalari AS	973,120	854,896
# *	Turkiye Vakiflar Bankasi TAO, Class D	1,068,178	655,317
*	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	3,509
# *	Yapi ve Kredi Bankasi AS	3,228,182	2,221,234
TOTAL TURKEY			50,821,848
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	1,936,321	7,888,929
	Abu Dhabi Islamic Bank PJSC	1,455,556	8,408,140
	Abu Dhabi National Oil Co. for Distribution PJSC	2,472,035	2,692,035
	ADNOC Drilling Co. PJSC	2,592,635	4,115,448
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	ADNOC Logistics & Services	766,598	$1,293,424
	Air Arabia PJSC	150,789	199,983
	Aldar Properties PJSC	2,471,824	4,986,867
	Alpha Dhabi Holding PJSC	364,138	723,679
	Dubai Electricity & Water Authority PJSC	3,836,233	2,861,308
	Dubai Islamic Bank PJSC	3,342,794	6,624,830
	Emaar Development PJSC	983,446	3,460,904
	Emaar Properties PJSC	6,580,172	19,638,983
	Emirates Integrated Telecommunications Co. PJSC	1,159,144	3,838,221
	Emirates NBD Bank PJSC	1,924,678	15,807,765
	Emirates Telecommunications Group Co. PJSC	1,675,295	9,279,451
	Fertiglobe PLC	121,636	88,295
	First Abu Dhabi Bank PJSC	1,807,134	9,518,064
*	International Holding Co. PJSC	23,416	2,436,240
*	Modon Holding PSC	1,444,108	1,119,740
	Salik Co. PJSC	1,877,980	2,713,600
*	Two Point Zero Group PJSC	1,205,385	651,893
TOTAL UNITED ARAB EMIRATES			108,347,799
TOTAL COMMON STOCKS			8,056,050,481
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
*	Axia Energia SA Class C	252,435	2,590,006
	Banco Bradesco SA, 8.440%	2,039,114	7,413,643
	Cia Energetica de Minas Gerais, 10.009%	1,422,778	3,182,842
	Energisa SA, 4.047%	702	1,309
	Gerdau SA, 2.722%	579,335	2,854,875
	Isa Energia Brasil SA, 6.882%	34,051	180,628
	Itau Unibanco Holding SA, 8.042%	1,772,850	15,000,056

The Emerging Markets Series
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Klabin SA, 7.745%	4	$3
Localiza Rent a Car SA, 2.894%	23,835	171,763
Petroleo Brasileiro SA - Petrobras, 7.625%	3,320,647	28,443,130
TOTAL BRAZIL		59,838,255
CHILE — (0.0%)
Embotelladora Andina SA Class B, 3.730%	234,235	1,166,451
COLOMBIA — (0.1%)
Grupo Argos SA, 5.582%	25,794	105,301
Grupo Cibest SA, 3.028%	43,250	1,021,270
Grupo de Inversiones Suramericana SA, 3.915%	121,808	1,725,763
TOTAL COLOMBIA		2,852,334
INDIA — (0.0%)
TVS Motor Co. Ltd., 6.000%	870,308	95,769
TOTAL PREFERRED STOCKS		63,952,809
TOTAL INVESTMENT SECURITIES (Cost $3,154,127,657)		8,120,003,290

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	6,627,198	$76,656,799
TOTAL INVESTMENTS — (100.0%)
(Cost $3,230,774,603)^^			$8,196,660,089

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity determination
is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2026, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	325	09/18/26	$121,017,484	$122,187,813	$1,170,329
Total Futures Contracts			$121,017,484	$122,187,813	$1,170,329

The Emerging Markets Series
CONTINUED
As of July 31, 2026, the value of Rule 144A securities amounted to $267,626,037 or 3.3% of net assets.
Summary of the Series' investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$239,440,197	—	—	$239,440,197
Chile	37,249,348	—	—	37,249,348
China	150,026,134	$1,487,594,874	—	1,637,621,008
Colombia	14,299,926	667,808	—	14,967,734
Czech Republic	—	8,817,597	—	8,817,597
Egypt	364,020	4,450,607	—	4,814,627
Greece	—	49,687,556	—	49,687,556
Hungary	—	28,866,421	—	28,866,421
India	37,356,323	1,010,322,281	—	1,047,678,604
Indonesia	—	48,653,094	—	48,653,094
Kuwait	—	40,608,931	—	40,608,931
Malaysia	—	107,171,849	—	107,171,849
Mexico	135,072,675	—	—	135,072,675
Peru	13,782,217	—	—	13,782,217
Philippines	—	28,847,472	—	28,847,472
Poland	—	107,225,873	—	107,225,873
Qatar	—	37,456,370	—	37,456,370
Saudi Arabia	—	184,798,983	—	184,798,983
South Africa	40,378,400	181,901,241	—	222,279,641
South Korea	3,202,623	1,548,837,161	—	1,552,039,784
Taiwan	7,148,830	2,245,246,834	—	2,252,395,664
Thailand	—	97,405,189	—	97,405,189
Turkey	—	50,821,848	—	50,821,848
United Arab Emirates	—	108,347,799	—	108,347,799
Preferred Stocks
Brazil	59,838,255	—	—	59,838,255
Chile	1,166,451	—	—	1,166,451
Colombia	2,852,334	—	—	2,852,334
India	—	95,769	—	95,769
Securities Lending Collateral	—	76,656,799	—	76,656,799
Total Investments in Securities	$742,177,733	$7,454,482,356	—˂˃	$8,196,660,089
Financial Instruments
Assets
Futures Contracts**	1,170,329	—	—	1,170,329
Total Financial Instruments	$1,170,329	—	—	$1,170,329
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At July 31, 2026, the Trust consisted of ten operational portfolios, of which three (the “Series”) are included in this document and are “Master Funds” in a master-feeder structure.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities (“OTC”), are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Series entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2026, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$18,225,736,235
The DFA International Value Series	10,463,312,295
The Emerging Markets Series	3,383,040,234

OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.